UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

Courtney R. Taylor
The Bond Fund of America
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Bond Fund of AmericaSM

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Special feature

Widening and deepening our research efforts

▶ See page 6

Annual report for the year ended December 31, 2011

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2011:

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	2.55%	2.77%	4.54%

The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated March 1, 2012 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 29 and 30 for details.

The fund’s 30-day yield for Class A shares as of January 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.39%. The fund’s distribution rate for Class A shares as of that date was 3.19%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 34.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

In the face of continued economic uncertainty, the bond market delivered solid returns in 2011. Every major sector produced positive results for the full year, with Treasury securities generally posting the strongest returns.

For the full 12 months ended December 31, 2011, The Bond Fund of America produced a total return of 6.5%. This compared favorably to the fund’s peer group measure, the Lipper Intermediate Investment Grade Debt Funds Average, which returned 6.2% for the period, but fell short of the unmanaged Barclays Capital U.S. Aggregate Index, the fund’s primary benchmark, which gained 7.8%.

The fund’s return was less than that of its previous peer group, the Lipper Corporate Debt A-Rated Bond Funds Average, which gained 6.9% for the period. The fund’s new peer group better reflects the fund’s composition and objectives, and will be our primary peer benchmark going forward.

Income is an important part of the fund’s total return. For 2011, the fund paid monthly dividends totaling 42 cents a share, representing an income return of approximately 3.5% for those who reinvested dividends. Those who took dividends in cash recorded an income return of 3.4%.

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Results at a glance
For periods ended December 31, 2011, with all distributions reinvested

	Total
	returns	Average annual total returns

	1 year	3 years	5 years	10 years	Lifetime
					(since 5/28/74)
The Bond Fund of America
(Class A shares)	6.51%	9.51%	3.56%	4.95%	8.37%

Barclays Capital U.S. Aggregate
Index1	7.84	6.77	6.50	5.78	8.37

Lipper Intermediate Investment
Grade Debt Funds Average2	6.22	9.10	5.63	5.18	7.77

Lipper Corporate Debt
A-Rated Bond Funds Average2	6.87	9.82	5.91	5.46	8.33

1 The Barclays Capital U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used. These indexes are unmanaged and, therefore, have no expenses.

2 Source: Lipper.
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In this report

Special feature

6	Widening and deepening our research efforts

Contents

1	Letter to investors

4	The value of a long-term perspective

12	Summary investment portfolio

16	Financial statements

35	Board of trustees and other officers
[End Sidebar]

Bond market overview

The course of the global economy dictated the course of the bond market to a large degree over the past year, with enthusiasm for economic growth in the first part of the year quickly giving way to concerns about high levels of government debt both here and abroad, and the potential for slower economic growth.

As we noted in our report to you six months ago, investor enthusiasm over the economy fueled interest in equities and riskier fixed-income investments. Yet by May, economic data began to show a slowdown in growth in the United States, while the European sovereign debt crisis prompted many investors to seek relative safety in Treasuries and other lower risk fixed-income securities.

In August, Standard & Poor’s reduced the credit rating of the United States government by one step, from AAA to AA+. While the other two major credit ratings agencies declined to follow suit, investors nonetheless reacted strongly to the move. Somewhat ironically, Treasuries were the beneficiary of a further flight to safety, and rates fell sharply throughout the bond market.

By the fourth quarter, investors regained their appetite for risk to some degree, though the European debt crisis continued to weigh on bond investors. Overall, most fixed-income asset classes had a positive year, with both Treasuries and corporate credits faring well.

Inside the portfolio

Throughout the year, the portfolio counselors sought to create a balance of asset classes within the fund in order to avoid overreliance on any one sector, be it Treasuries, mortgages or corporates. This balance, we believe, helped the fund best its peers during the period, while giving our investors a strong yield.

Over the course of the year, the fund reduced its holdings in Treasuries from 27% of the portfolio at the start of the year to 20% at year’s end. The rise in Treasury prices in the second half of the year — which resulted in a 1.89% rate on the 10-year Treasury at year’s end — helped the fund’s returns, though the fund held fewer Treasuries than its benchmark.

The fund’s holdings in mortgage-backed securities — which increased from 29% to 35% of the portfolio at year’s end — also generated strong returns. The credit quality behind nearly all mortgages remains very high as they are guaranteed or sponsored by the U.S. government.

Given the market’s aversion to risk during large parts of the year, the fund’s investment-grade corporate holdings held back returns to a degree. Financial institutions are among the most prolific issuers of corporate debt, and the ongoing European debt crisis hurt their value over the course of the year. The fund held 31% of its portfolio in corporate credits, up from 29% at the beginning of the year.

The fund’s holdings in high-yield bonds — corporate bonds of lower credit quality — made up roughly 6% of the portfolio at year’s end, similar to the year prior. These holdings added to the fund’s total return, though less than other asset classes. Nonetheless, the fund’s intensive research process continues to find individual securities that may add to returns now and in the future.

Altogether, The Bond Fund of America held more than 1,900 individual securities at the end of 2011, representing the best investment ideas of the portfolio counselors and investment analysts who work on the fund, and who use thorough research to evaluate each security when making investment decisions.

Looking ahead

The past year illustrated the uncertainties that weigh on the global economy and the bond market. The European debt crisis remains an open issue, and there are numerous possible outcomes, each of which would impact the bond market in one way or another. The U.S. economy recently has shown signs of modest improvement, though growth remains tentative. The U.S. government remains burdened with high levels of debt, making it unlikely that the government sector — including state, local and federal governments — will spur greater economic activity.

With interest rates at historic lows, there remains the concern that rates will rise, especially if economic growth becomes more robust during the year. Rates may rise at the longer end of the curve in the short- to medium-term, but with the Federal Reserve indicating it’s unlikely to raise rates until 2014, we do not expect short-term rates to rise. Within this rate environment, corporations have found it inexpensive to raise capital in the bond markets, and corporate balance sheets and earnings potential remain strong in the United States.

We will continue to closely monitor all of the above concerns through our dedicated team of investment analysts. Their research methods, and how research informs our investment process, are the subject of our feature article, “Widening and deepening our research efforts,” beginning on page 6.

We thank you for your continued interest in The Bond Fund of America, and look forward to reporting to you again in six months.

Cordially,

/s/ John H. Smet

John H. Smet
President

February 9, 2012

For current information about the fund, visit americanfunds.com.

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We are deeply saddened by the loss of Jon B. Lovelace Jr., chairman emeritus and former portfolio counselor of Capital Research and Management Company and former chairman of The Capital Group Companies.

Nearly every aspect of the Capital Group bears some stamp of Jon’s leadership and service from 1951 until 2005. He was one of the principal architects of our Multiple Portfolio Counselor System, an early proponent of international investing, the founder of New Perspective Fund and Capital Income Builder and a standard-bearer of the Capital Group’s mission to serve investors.

Though he never sought the spotlight, his accomplishments in life, work and philanthropy will long be remembered.
[End Sidebar]

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We take this opportunity to thank Paul G. Haaga, Jr., for his many years of leadership as officer of The Bond Fund of America. Beginning this year, Paul stepped down as vice chairman of the board on December 31, 2011, after 27 years of service to the American Funds.
[End Sidebar]

The value of a long-term perspective

How a $10,000 investment has grown over the fund’s lifetime

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2011)*

	1 year	5 years	10 years
Class A shares	2.55%	2.77%	4.54%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated March 1, 2012 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 29 and 30 for details.

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Year ended Dec 31	BFA with dividends reinvested4	Barclays Capital U.S. Aggregate Index3	Consumer Price Index (inflation)5

5/28/74	$9,625	$10,000	$10,000
1974	9,988	10,318	10,679
1975	11,254	11,587	11,420
1976	13,293	13,395	11,975
1977	13,977	13,802	12,778
1978	14,261	13,994	13,930
1979	14,710	14,264	15,782
1980	15,230	14,650	17,757
1981	16,242	15,565	19,342
1982	21,586	20,643	20,082
1983	23,628	22,368	20,844
1984	26,450	25,756	21,667
1985	33,488	31,449	22,490
1986	38,568	36,250	22,737
1987	39,324	37,248	23,745
1988	43,533	40,186	24,794
1989	47,942	46,025	25,947
1990	49,509	50,149	27,531
1991	59,927	58,174	28,374
1992	66,722	62,480	29,198
1993	76,155	68,571	30,000
1994	72,335	66,572	30,802
1995	85,536	78,870	31,584
1996	91,274	81,733	32,634
1997	99,709	89,624	33,189
1998	104,863	97,409	33,724
1999	107,265	96,609	34,630
2000	113,906	107,841	35,802
2001	122,051	116,946	36,358
2002	129,514	128,939	37,222
2003	145,335	134,231	37,922
2004	153,837	140,055	39,156
2005	156,815	143,457	40,494
2006	166,032	149,674	41,523
2007	171,635	160,101	43,217
2008	150,619	168,491	43,257
2009	173,071	178,483	44,434
2010	185,705	190,159	45,099
2011	197,790	205,071	46,435
[end mountain chart]

Year ended December 31	1974	6	1975	1976	1977		1978	1979	1980
Total value
Dividends reinvested	$418		907	1,020	1,126		1,211	1,401	1,724
Value at year-end	$9,988		11,254	13,293	13,977		14,261	14,710	15,230
BFA’s total return	(0.1)%		12.7	18.1	5.1		2.0	3.1	3.5

Year ended December 31	1981		1982	1983	1984		1985	1986	1987
Total value
Dividends reinvested	2,118		2,434	2,556	2,869		3,227	3,604	3,787
Value at year-end	16,242		21,586	23,628	26,450		33,488	38,568	39,324
BFA’s total return	6.6		32.9	9.5	11.9		26.6	15.2	2.0

Year ended December 31	1988		1989	1990	1991		1992	1993	1994
Total value
Dividends reinvested	3,953		4,471	4,699	4,909		5,275	5,325	5,733
Value at year-end	43,533		47,942	49,509	59,927		66,722	76,155	72,335
BFA’s total return	10.7		10.1	3.3	21.0		11.3	14.1	(5.0)

Year ended December 31	1995		1996	1997	1998		1999	2000	2001
Total value
Dividends reinvested	6,178		6,473	6,704	7,007		7,398	8,190	8,228
Value at year-end	85,536		91,274	99,709	104,863		107,265	113,906	122,051
BFA’s total return	18.2		6.7	9.2	5.2		2.3	6.2	7.2

Year ended December 31	2002		2003	2004	2005		2006	2007	2008
Total value
Dividends reinvested	8,189		7,370	6,913	7,924		7,949	8,950	10,094
Value at year-end	129,514		145,335	153,837	156,815		166,032	171,635	150,619
BFA’s total return	6.1		12.2	5.8	1.9		5.9	3.4	(12.2)

Year ended December 31	2009		2010	2011	Average
Total value					annual total
Dividends reinvested	7,469		6,904	6,510	return for
Value at year-end	173,071		185,705	197,790	fund’s lifetime:
BFA’s total return	14.9		7.3	6.5	8.26	%4

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.

3From May 28, 1974, through December 31, 1975, the Barclays Capital U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Barclays Capital U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses.

4Includes reinvested dividends of $191,219 and reinvested capital gain distributions of $4,573.
5Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
6For the period ended May 28, 1974 (when fund operations began), through December 31, 1974.

The results shown are before taxes on fund distribution and sale of fund shares.

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Widening and deepening our research efforts

Building on the strength of its corporate credit research, The Bond Fund of America has enhanced its research efforts in order to provide investors in the fund more opportunities for return while controlling risk.
[End Sidebar]

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The bond market is, in many ways, more than the sum of its parts. It consists of a broad array of fixed-income securities, from Treasuries and corporate bonds to securities backed by mortgages, car loans and outstanding credit card debt.

Choosing an investment for The Bond Fund of America involves a number of factors:

•	Choosing the most appropriate sector of the bond market — Treasuries, mortgage-backed securities or corporate credits.

•
Finding the most suitable duration, which measures a bond’s sensitivity toward fluctuation in interest rates, and how best to place investments on the yield curve — whether it’s better to invest in 10-year bonds or a combination of five- and 30-year bonds, for example.

•	And finally, selecting the individual bond in which to invest, based on fundamental research into the issuer.

This effort requires a great deal of research, and while The Bond Fund of America has always been known for its research into corporate bonds, the fund’s portfolio counselors benefit from research into these other areas as well, giving them the most complete picture possible when making decisions.

“We know that our investors care about both income and preservation of capital,” says fund president John Smet. “They care about getting a good return without a lot of downside volatility. Having a diverse and deep research team can help us meet their goals.”

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[photo of David Betanzos]
David Betanzos
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Sector and industry

The investment professionals working on The Bond Fund of America use a variety of broad-market analyses in order to uncover trends upon which the fund might capitalize, particularly when it comes to potential asset allocations.

Corporate bonds represent just one sector of the overall bond market, with Treasuries and mortgage-backed securities the other two major sectors. And within the corporate market, there are numerous different industries — metals and mining, technology and financials, to name a few. At different times, different sectors and industries have stronger returns when compared to the others. Understanding the movements of sectors and industries can help determine where the best values may lie, and how the fund invests its assets.

This is done through the use of model portfolios; these analysts do not invest shareholder assets in their work. Through their research, they determine how much weighting to give each industry or sector. For example, sector analyst David Betanzos’ current model shows him leaning more toward corporate credit over Treasuries. Within corporate credit, he favors short-term, high-credit quality assets.

“We bring in a different perspective that the portfolio counselors might not otherwise have,” David says. “In many ways, we serve as guideposts for the portfolio counselors as they formulate their own investment thesis, so they can measure their views of the market against our analysis.”

Some analysts use qualitative measures to determine their weightings in a given industry or sector — they research the trends in the sector, talk to experts in the field, and come up with their own thesis as to whether a given sector will produce better or worse returns. Other analysts use quantitative modeling — advanced mathematical models that take into account past results and current market conditions — to create their recommendations.

“In the end, we may come up with a very different perspective than other portfolio counselors, but that’s a good thing,” David says. “That gives us issues to think about and discuss, and the fund can get better as a result.”
[End Sidebar]

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A foundation for sound investing

All of the decisions made as part of The Bond Fund of America’s management are grounded in thorough research. The fund has 21 analysts devoted to corporate credit research, as well as teams of analysts working on industry and sector research, Treasury and mortgage market analysis and duration-and-curve considerations. In addition, the fund’s risk analysts take a critical look at both individual investments and the entire portfolio to evaluate whether the fund’s risk exposure is appropriate.

“The more inputs you have, the better informed you are and the better your decisions can be,” says portfolio counselor David Hoag. “The good thing about the research we do is that it doesn’t just generate buy and sell recommendations. It challenges you as an investor. It makes you evaluate and defend your investment thesis constantly, and makes you aware of when you might need to rethink things.”

That research takes on many forms. Analysts have visited corporate headquarters and toured factory floors, talked with government representatives both here and abroad, and spent an immense amount of time going through not only balance sheets, but operational reports from a wide variety of companies. They track economies around the world and use advanced mathematical models to create their best estimate of how things may unfold, both for individual issuers and the broad market.

The fund’s analysts not only make recommendations — they put their best ideas to work directly on behalf of investors. The analysts participate in the research portfolio, which represents about a third of the fund’s total assets. Each analyst receives a portion of those assets to invest according to their own convictions, backing up their recommendations with action.

Communication and collaboration

Strong research is valuable only so much as it’s distributed and used. To that end, the portfolio counselors and investment analysts working on the fund meet frequently to go over the latest research, discuss market trends and individual portfolios and determine the overall direction of the fund.

Some of these discussions happen regularly between two colleagues, but the fund also has a number of formalized meetings where the fund’s management team gets together to take a critical look at the bond market and the fund as a whole. This includes a semi-annual “deep dive” meeting — the most recent of which was held in New York this past December — in which the fund’s managers spend extensive time going over a wide variety of research, discussing ways to add value to the fund.

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[photo of Benson Durham]
Benson Durham
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Duration and curve

There’s no such thing as a single Treasury, or a single corporate bond. Each individual security has a duration — how long the bond will pay a yield until it comes due and the investor receives his or her money back. Bonds of the same type, with varying duration, form a yield curve; this represents the yield of bonds at different durations, and is typically represented in a curved line graph.

Macroeconomic trends and investor preference shape the yield curve and play a large part in determining which security to invest in and when. Through quantitative analysis, the fund’s duration-and-curve team tries to forecast the best place on the yield curve for the fund’s professionals to use when weighing a potential investment.

“Interest rates move, of course, and that affects your portfolio,” says duration-and-curve analyst Benson Durham. “By choosing a duration, that represents your thinking on whether rates will go up or down. If you think rates are going to be up, you want to be on the short end of the curve, with a short duration. If you think rates will go down, you want to be long.”

Different parts of the yield curve can move at different magnitudes, and those shifts aren’t always parallel. So Benson and his fellow analysts look at the yields on different durations to determine where the best value lies.

“After making a call on the direction of the economy, fundamental research still makes a difference in choosing a specific Treasury security,” Benson says. “So in addition to our best thinking on overall duration-and-curve issues, we’ll look at individual issues on behalf of the portfolio counselors as well. It’s an ongoing assessment of both the individual security and the macro level.”
[End Sidebar]

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[photo of Robert Caldwell]
Robert Caldwell
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Risk management

The very act of purchasing any kind of security entails a degree of risk, and so those managing the fund spend a great deal of time and resources looking into risk — not only the risks involved with any given security, but the compiled risks inherent in a given portfolio, and across the fund as a whole.

“You look at everything, in every possible way, and you look at how those individual risks correlate into a larger risk profile,” says Robert Caldwell, part of the American Funds’ Risk and Quantitative Solutions group, a team of analysts dedicated to researching and mitigating risk. “There are risks you take on when you pick a spot on the yield curve. There are risks for individual issues, risks for entire industries and sectors. We measure those risks as best we can, and you come up with an overall risk assessment for all our holdings, both taken separately and together.”

The key is trying to understand what an appropriate level of risk would be for the fund. Again, risks are unavoidable in investing, but the RQS group tries to ensure those risks are well understood by the fund’s investment professionals, and that no unnecessary chances are taken. They also work on strategies to mitigate risk through investments that balance each other out — purchasing a Treasury bond with very little credit risk to serve as a counterweight to a corporate issue with higher credit risk, for example.

Much of the fund’s work on risk management is highly technical, with constant computational analysis of the fund’s current risk, adjusted for the market’s daily moves. The group also looks at liquidity — how easily a given bond or bonds can be bought and sold on the market — because the more liquid the bond, the smaller the price impact when the bond should be sold.

“Our group makes sure we’re looking at risk appropriately, and using risk awareness to enhance our process and our results. For example, we can find places where we can add value to the fund without taking on additional risk,” Robert says. “Risk awareness is just an integral part of our entire investment process.”
[End Sidebar]

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Sometimes, they don’t always agree on what constitutes the proper course, but having multiple portfolio counselors putting their best ideas to work has historically helped mitigate risk throughout the fund. And this meeting is yet another opportunity for the fund’s portfolio counselors to challenge each other.

“If somebody’s going against the grain, that’s not necessarily a bad thing,” David says. “You talk about it, you figure out why they’re doing it. Maybe they change their mind, maybe they change yours, and maybe everyone’s happy where they are. But the key is being aware of what we’re all doing so that we can keep going in the right overall direction.”

Putting research into action

With research in hand and having shared their thoughts with their peers, each portfolio counselor and analyst invests as he or she sees fit, with the fund’s objective firmly in mind. Each investment professional is held accountable for each and every trade and managers’ and analysts’ results are measured in 1-, 4- and 8-year time frames. Portfolios are reviewed frequently, and risks weighed regularly.

The fund also puts research into action when determining the percentage of assets to be allocated to both high-yield bonds and emerging markets securities. Again, research informs this decision, which is then made by the portfolio counselors.

“Asset allocation is really something in which we want to be agile and nimble,” says high-yield portfolio counselor David Daigle. “We’ve seen how markets can turn quickly, and you want to be able to increase or decrease your exposure to risk in these asset classes just as quickly. Our ability to do that is important.”

Currently, the fund holds slightly more than 11% of its assets in high yield and emerging markets; as economic conditions change, assets can be shifted toward or away from these areas. A sound economy, for example, might allow for slightly more exposure to high-yield bonds, whereas a more difficult climate might warrant those assets going into Treasuries instead.

Research will inform that allocation, as it does all decisions in the fund.

“We use research to add value, which helps us find opportunities without putting all our eggs in one basket,” John says. “We’re in the risk and return business, as there’s very little return without risk. But our research ultimately lets us understand very intimately the risk we’re taking, and how best we can do what our shareholders need us to do.” ■

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[photo of Carolyn Herzog]
Carolyn Herzog
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[Begin Sidebar]
Corporate credits

Since the fund’s inception, The Bond Fund of America has been known for its research into corporate credits. That tradition continues, giving the fund’s investment professionals detailed knowledge of potential corporate bond investments.

“We work hard to build a deep understanding of the industries we cover,” says investment analyst Carolyn Herzog, who covers metals and mining, as well as technology, for the fund. “Analysts are given six to nine months to become familiar with our industry before providing our initial investment review. With this solid base, we continue to build on our knowledge of individual companies as well as focus on larger industrywide issues.”

For her metals and mining responsibilities, Carolyn has developed knowledge in a variety of areas, particularly on the demand side. China, for example, is a major driver of global demand for metals, so Carolyn has traveled there extensively to understand where the demand is coming from and what it might look like in the future.

She also teams up with equity analysts from the American Funds to visit companies, giving her access to top management and insight into their mindsets — critical when determining whether a bond investment made today will provide an attractive risk-adjusted return over the coming years.

Once that work is done, she gives the portfolio counselors and other investment analysts her analysis of the subject — and invests in her own portion of the research portfolio accordingly. “We have written reports, regular calls and individual meetings with portfolio counselors — communication is really important. We have a variety of ways to get our research to the people who need it.”
[End Sidebar]

Summary investment portfolio                     December 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Portfolio by type of security	(percent of net assets)
Mortgage-backed obligations	34.99%
Corporate bonds & notes	31.09
Bonds & notes of U.S. government & government agencies	23.04
Bonds & notes of governments & government agencies outside the U.S.	5.08
Other bonds & notes	1.27
Other securities	0.05
Short-term securities & other assets less liabilities	4.48
[end pie chart]

Portfolio quality summary*	(percent of net assets)
U.S. government obligations†	22.6%
Federal agencies	31.1
AAA	5.0
AA	5.0
A	12.1
BBB	12.6
BB or below	6.5
Unrated	0.6
Short-term securities & other assets less liabilities	4.5

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

† These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 95.47%	(000)	(000)	assets

Mortgage-backed obligations - 34.99%
Federal agency mortgage-backed obligations (1) - 30.85%
Fannie Mae:
3.50% 2026	$102,811	$107,642
3.00% 2027	975,512	1,007,674
5.00% 2035	108,183	117,010
6.00% 2038	163,618	180,369
6.00% 2038	136,205	150,149
6.00% 2038	120,709	133,521
6.50% 2038	106,082	118,766
4.00% 2041	167,983	177,647
4.50% 2041	187,774	200,034
4.50% 2041	110,754	117,985
5.00% 2041	96,092	105,525
3.50% 2042	387,700	398,846
4.50% 2042	185,449	197,387
5.00% 2042	171,430	185,225
6.00% 2042	196,181	216,044
0%-11.512% 2012-2047 (2)	4,173,380	4,485,405	23.73%
Freddie Mac:
5.50% 2038	106,314	115,520
5.50% 2038	102,645	111,534
5.50% 2039	95,235	103,483
5.50% 2042	133,750	145,140
0%-7.50% 2017-2047 (2)	1,182,495	1,282,931	5.28
Government National Mortgage Assn.:
4.00% 2040	119,706	128,643
3.50% 2042	176,175	183,415
0%-10.00% 2021-2042	246,854	266,903	1.74
Other securities		32,913	.10
		10,269,711	30.85

Other mortgage-backed securities - 4.14%
Other securities		1,378,701	4.14

Total mortgage-backed obligations		11,648,412	34.99

Corporate bonds & notes - 31.09%
Financials - 9.52%
Other securities		3,167,053	9.52

Energy - 3.45%
Other securities		1,149,891	3.45

Consumer discretionary - 3.45%
Other securities		1,145,598	3.45

Industrials - 2.91%
Other securities		969,831	2.91

Telecommunication services - 2.63%
Other securities		875,523	2.63

Health care - 2.62%
Other securities		872,647	2.62

Utilities - 2.29%
Other securities		763,056	2.29

Consumer staples - 1.86%
Other securities		619,871	1.86

Materials - 1.41%
Other securities		467,854	1.41

Information technology - 0.95%
Other securities		317,893	.95

Total corporate bonds & notes		10,349,217	31.09

Bonds & notes of U.S. government & government agencies - 23.04%
U.S. Treasury:
1.00% 2012	112,500	112,858
1.375% 2012	125,210	126,556
4.875% 2012	119,545	120,228
0.625% 2013	116,500	117,196
1.125% 2013	201,205	203,885
1.875% 2015	100,540	105,400
1.00% 2016	395,935	400,179
1.00% 2016	192,725	194,876
1.75% 2016	215,095	224,994
2.125% 2016	112,900	119,835
2.375% 2016	150,000	160,693
2.625% 2016	156,890	169,650
8.75% 2020	97,110	153,235
2.00% 2021	159,245	160,987
2.125% 2021	632,645	648,632
7.125% 2023	85,000	128,613
6.875% 2025	77,500	119,339
4.50% 2036	172,457	225,539
4.25% 2039	99,815	126,826
4.375% 2039	138,000	178,932
3.875% 2040	107,876	129,122
4.625% 2040	361,520	486,949
3.75% 2041	186,355	218,803
4.75% 2041	79,050	108,782
0.125%-8.75% 2013-2041 (3)	1,748,946	2,001,802	20.26
Fannie Mae 0.625%-5.375% 2012-2016	209,470	213,517	.64
Federal Home Loan Bank 1.75%-4.50% 2012-2020	195,025	203,624	.61
Freddie Mac 1.75%-5.50% 2012-2016	183,930	193,313	.58
Other securities		317,656	.95
		7,672,021	23.04

Bonds & notes of governments & government agencies outside the U.S. - 5.08%
Other securities		1,690,155	5.08

Other - 1.27%
Other securities		423,817	1.27

Total bonds & notes (cost: $30,507,051,000)		31,783,622	95.47

Convertible securities - 0.03%

Information technology - 0.03%
Other securities		11,802	.03

Total convertible securities (cost: $9,923,000)		11,802	.03

Common stocks - 0.02%

Other - 0.02%
Other securities		5,118	.02

Miscellaneous - 0.00%
Other common stocks in initial period of acquisition		8	.00

Total common stocks (cost: $7,691,000)		5,126	.02

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		210	.00

Total warrants (cost: $11,276,000)		210	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.94%	'(000)	(000)	assets

Fannie Mae 0.025%-0.23% due 1/9-9/5/2012	$1,072,997	1,072,752	3.22
Freddie Mac 0.04%-0.17% due 2/15-8/1/2012	927,700	927,471	2.79
Federal Home Loan Bank 0.01%-0.20% due 1/4-12/27/2012	758,700	758,497	2.28
Straight-A Funding LLC 0.10%-0.19% due 1/6-2/2/2012 (4)	170,950	170,942	.51
Federal Farm Credit Banks 0.14%-0.18% due 4/18-12/26/2012	170,000	169,915	.51
U.S. Treasury Bills 0.04%-0.29% due 1/12-2/9/2012	65,500	65,500	.20
Other securities		476,172	1.43

Total short-term securities (cost: $3,640,739,000)		3,641,249	10.94

Total investment securities (cost: $34,176,680,000)		35,442,009	106.46
Other assets less liabilities		(2,149,167)	(6.46)

Net assets		$33,292,842	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,790,000, which represented .18% of the net assets of the fund. Some of these securities (with an aggregate value of $12,740,000, an aggregate cost of $13,866,000 and representing .04% of the net assets of the fund) were acquired through private placement transactions from 7/17/2009 to 11/17/2010 that may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government price index.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,131,380,000, which represented 12.41% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at December 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $34,176,680)		$35,442,009
Cash		102
Unrealized appreciation on open forward currency contracts		5,314
Receivables for:
Sales of investments	$539,296
Sales of fund's shares	48,525
Closed forward currency contracts	422
Interest	276,043	864,286
		36,311,711
Liabilities:
Unrealized depreciation on open forward currency contracts		531
Payables for:
Purchases of investments	2,926,241
Repurchases of fund's shares	70,924
Closed forward currency contracts	138
Investment advisory services	5,700
Services provided by related parties	14,261
Trustees' deferred compensation	487
Other	587	3,018,338
Net assets at December 31, 2011		$33,292,842

Net assets consist of:
Capital paid in on shares of beneficial interest		$35,096,407
Undistributed net investment income		14,675
Accumulated net realized loss		(3,087,482)
Net unrealized appreciation		1,269,242
Net assets at December 31, 2011		$33,292,842

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,652,717 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$23,654,216	1,884,728	$12.55
Class B	612,367	48,792	12.55
Class C	2,520,355	200,818	12.55
Class F-1	1,520,452	121,147	12.55
Class F-2	319,551	25,461	12.55
Class 529-A	980,884	78,155	12.55
Class 529-B	53,672	4,277	12.55
Class 529-C	443,871	35,367	12.55
Class 529-E	53,589	4,270	12.55
Class 529-F-1	59,256	4,721	12.55
Class R-1	90,542	7,214	12.55
Class R-2	805,816	64,206	12.55
Class R-3	962,921	76,724	12.55
Class R-4	668,915	53,298	12.55
Class R-5	309,712	24,677	12.55
Class R-6	236,723	18,862	12.55

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $428)		$1,294,455

Fees and expenses*:
Investment advisory services	$70,595
Distribution services	115,384
Transfer agent services	32,907
Administrative services	18,472
Reports to shareholders	1,973
Registration statement and prospectus	572
Trustees' compensation	301
Auditing and legal	173
Custodian	653
State and local taxes	266
Other	1,571	242,867
Net investment income		1,051,588

Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	814,391
Forward currency contracts	(8,031)
Currency transactions	(1,811)	804,549
Net unrealized appreciation (depreciation) on:
Investments	210,942
Forward currency contracts	4,642
Currency translations	(1,135)	214,449
Net realized gain and unrealized appreciation
on investments, forward currency contracts and currency		1,018,998
Net increase in net assets resulting
from operations		$2,070,586

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended December 31
	2011	2010
Operations:
Net investment income	$1,051,588	$1,372,476
Net realized gain on investments, forward currency contracts and currency transactions	804,549	677,271
Net unrealized appreciation on investments, forward currency contracts and currency translations	214,449	709,970
Net increase in net assets resulting from operations	2,070,586	2,759,717

Dividends paid to shareholders from net investment income	(1,109,104)	(1,450,072)

Net capital share transactions	(4,289,380)	(4,283,059)

Total decrease in net assets	(3,327,898)	(2,973,414)

Net assets:
Beginning of year	36,620,740	39,594,154
End of year (including undistributed
net investment income: $14,675 and $12,164, respectively)	$33,292,842	$36,620,740

See Notes to Financial Statements

Notes to financial statements

1.	Organization

The Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. Effective March 1, 2011, the fund reorganized from a Maryland corporation to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Mortgage-backed obligations	$-	$11,611,277	$37,135	$11,648,412
Corporate bonds & notes	-	10,338,009	11,208	10,349,217
Bonds & notes of U.S. government & government agencies	-	7,672,021	-	7,672,021
Bonds & notes of governments & government agencies outside the U.S.	-	1,690,155	-	1,690,155
Other	-	423,817	-	423,817
Convertible securities	-	11,802	-	11,802
Common stocks	8	-	5,118	5,126
Warrants	-	210	-	210
Short-term securities	-	3,641,249	-	3,641,249
Total	$8	$35,388,540	$53,461	$35,442,009

9
Forward currency contracts(1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$5,314	$-	$5,314
Unrealized depreciation on open forward currency contracts	-	(531)	-	(531)
Total	$-	$4,783	$-	$4,783

(1)Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended December 31, 2011 (dollars in thousands):

	Beginning value at 1/1/2011	Transfers into Level 3(2)	Purchases	Sales	Net realized loss(3)	Unrealized depreciation(3)	Transfers out of Level 3(2)	Ending value at 12/31/2011
Investment securities	$74,518	$42,575	$5,660	$(60,482)	$(3,856)	$(1,820)	$(3,134)	$53,461

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands)(3):								$(3,938)

(2)Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
(3)Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2011, the fund reclassified $60,049,000 from accumulated net realized loss to undistributed net investment income and $22,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$29,803
Capital loss carryforward*:
Expiring 2016	$(108,855)
Expiring 2017	(2,938,199)	(3,047,054)
Gross unrealized appreciation on investment securities		1,541,198
Gross unrealized depreciation on investment securities		(326,350)
Net unrealized appreciation on investment securities		1,214,848
Cost of investment securities		34,227,161

*Reflects the utilization of capital loss carryforward of $733,391,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2011	2010
Class A	$810,868	$1,039,685
Class B	18,892	32,389
Class C	67,795	95,182
Class F-1	55,627	83,521
Class F-2	12,381	21,639
Class 529-A	30,674	31,721
Class 529-B	1,543	2,435
Class 529-C	10,857	12,078
Class 529-E	1,518	1,574
Class 529-F-1	1,970	2,000
Class R-1	2,462	3,106
Class R-2	20,870	25,249
Class R-3	30,154	38,239
Class R-4	23,891	30,505
Class R-5	10,844	18,226
Class R-6	8,758	12,523
Total	$1,109,104	$1,450,072

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2011, the investment advisory services fee was $70,595,000, which was equivalent to an annualized rate of 0.209% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described in the administrative services paragraph below.

On November 30, 2011, the board of trustees approved an amended shareholder services agreement with AFS effective January 1, 2012. The amended agreement covers the transfer agent services described above and is applicable to all share classes. AFS may use these fees to compensate third parties for performing these services. Beginning January 1, 2012, transfer agent services previously provided to share classes other than Classes A and B will no longer be paid to CRMC, and passed through to AFS and other third parties, through the administrative services agreement described in the administrative services paragraph below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide administrative services that include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The current agreement also provides for certain transfer agent and recordkeeping services. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

On November 30, 2011, the board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. The amended agreement covers the administrative services described above and calls for each share class, except Class B, to pay CRMC annual fees of 0.05% (0.01% for Class A) based on its respective average daily net assets to compensate CRMC for administrative services. Transfer agent and recordkeeping services previously provided to share classes other than Classes A and B will no longer be paid to CRMC, and passed through to AFS and other third parties, through the administrative services agreement. Beginning January 1, 2012, transfer agent and recordkeeping services for all share classes will be paid to AFS through the shareholder services agreement described in the transfer agent services section above.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$57,167	$31,949	Not applicable	Not applicable	Not applicable
Class B	7,199	958	Not applicable	Not applicable	Not applicable
Class C	26,115	Included in administrative services	$3,982	$676	Not applicable
Class F-1	4,111		2,481	143	Not applicable
Class F-2	Not applicable		443	22	Not applicable
Class 529-A	2,043		1,044	200	$922
Class 529-B	614		69	24	61
Class 529-C	4,271		483	126	427
Class 529-E	248		48	10	50
Class 529-F-1	-		63	12	56
Class R-1	941		121	31	Not applicable
Class R-2	6,003		1,186	2,158	Not applicable
Class R-3	4,902		1,450	694	Not applicable
Class R-4	1,770		1,046	26	Not applicable
Class R-5	Not applicable		291	7	Not applicable
Class R-6	Not applicable		118	2	Not applicable
Total	$115,384	$32,907	$12,825	$4,131	$1,516

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $301,000, shown on the accompanying financial statements, includes $283,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2011
Class A	$3,467,987	279,545	$765,805	61,887	$(6,884,549)	(558,485)	$(2,650,757)	(217,053)
Class B	44,459	3,577	18,764	1,517	(362,284)	(29,378)	(299,061)	(24,284)
Class C	371,536	29,938	62,888	5,082	(919,444)	(74,624)	(485,020)	(39,604)
Class F-1	412,064	33,336	53,763	4,345	(858,836)	(69,567)	(393,009)	(31,886)
Class F-2	110,665	8,951	10,052	812	(212,590)	(17,245)	(91,873)	(7,482)
Class 529-A	190,513	15,376	30,551	2,468	(164,943)	(13,348)	56,121	4,496
Class 529-B	5,616	453	1,527	123	(27,875)	(2,258)	(20,732)	(1,682)
Class 529-C	91,091	7,351	10,807	873	(98,035)	(7,930)	3,863	294
Class 529-E	11,587	934	1,513	123	(9,458)	(766)	3,642	291
Class 529-F-1	15,958	1,288	1,958	158	(14,111)	(1,142)	3,805	304
Class R-1	20,226	1,633	2,444	197	(34,155)	(2,761)	(11,485)	(931)
Class R-2	251,747	20,313	20,669	1,670	(321,253)	(26,004)	(48,837)	(4,021)
Class R-3	309,367	24,979	29,876	2,415	(457,900)	(37,060)	(118,657)	(9,666)
Class R-4	245,207	19,836	23,713	1,917	(388,730)	(31,455)	(119,810)	(9,702)
Class R-5	164,621	13,238	10,607	857	(242,473)	(19,722)	(67,245)	(5,627)
Class R-6	64,680	5,233	8,731	706	(123,736)	(10,058)	(50,325)	(4,119)
Total net increase
(decrease)	$5,777,324	465,981	$1,053,668	85,150	$(11,120,372)	(901,803)	$(4,289,380)	(350,672)

Year ended December 31, 2010
Class A	$4,624,435	380,821	$964,456	79,244	$(8,217,301)	(675,397)	$(2,628,410)	(215,332)
Class B	89,940	7,395	30,081	2,474	(478,979)	(39,446)	(358,958)	(29,577)
Class C	560,234	46,123	85,538	7,029	(1,008,776)	(82,905)	(363,004)	(29,753)
Class F-1	598,525	49,211	77,018	6,331	(1,217,084)	(99,820)	(541,541)	(44,278)
Class F-2	178,617	14,696	16,299	1,342	(550,601)	(45,543)	(355,685)	(29,505)
Class 529-A	213,708	17,574	31,601	2,595	(131,217)	(10,771)	114,092	9,398
Class 529-B	9,746	802	2,412	198	(28,978)	(2,378)	(16,820)	(1,378)
Class 529-C	112,286	9,237	12,025	987	(78,819)	(6,469)	45,492	3,755
Class 529-E	12,886	1,059	1,567	129	(7,601)	(625)	6,852	563
Class 529-F-1	17,020	1,400	1,989	163	(11,236)	(923)	7,773	640
Class R-1	31,352	2,580	3,071	252	(41,182)	(3,393)	(6,759)	(561)
Class R-2	290,256	23,876	25,004	2,054	(304,919)	(25,034)	10,341	896
Class R-3	357,644	29,422	37,864	3,111	(469,110)	(38,562)	(73,602)	(6,029)
Class R-4	304,919	25,093	30,205	2,481	(380,651)	(31,331)	(45,527)	(3,757)
Class R-5	171,239	14,109	18,013	1,480	(286,498)	(23,505)	(97,246)	(7,916)
Class R-6	105,738	8,701	12,522	1,028	(98,317)	(8,078)	19,943	1,651
Total net increase
(decrease)	$7,678,545	632,099	$1,349,665	110,898	$(13,311,269)	(1,094,180)	$(4,283,059)	(351,183)

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,558,401,000 and $34,589,954,000, respectively, during the year ended December 31, 2011.

9. Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of December 31, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive	Deliver	at 12/31/2011

Sales:
Brazilian reais	1/26/2012	JPMorgan Chase	$68,453	BRL128,000	306
British pounds	2/16/2012	UBS AG	$18,009	£11,330	422
Colombian pesos	1/17/2012	JPMorgan Chase	$20,238	COP39,110,000	13
Euros	1/6/2012	UBS AG	$153	€115	5
Euros	1/11/2012	Barclays Bank PLC	$12,066	€8,970	486
Euros	1/11/2012	JPMorgan Chase	$674	€500	27
Euros	1/25/2012	Citibank	$8,502	€6,535	42
Euros	1/25/2012	Citibank	$31,645	€24,170	357
Euros	2/16/2012	UBS AG	$49,339	€36,150	2,535
Euros	2/29/2012	Citibank	$9,743	€7,300	290
Euros	2/29/2012	JPMorgan Chase	$334	€250	10
Euros	3/15/2012	UBS AG	$9,884	€7,600	41
Euros	3/16/2012	UBS AG	$4,712	€3,625	17
Euros	3/23/2012	Barclays Bank PLC	$2,549	€1,950	24
Euros	3/30/2012	UBS AG	$20,902	€15,975	208
Hungarian forints	1/25/2012	HSBC Bank	$2,824	HUF658,850	124
Japanese yen	1/31/2012	UBS AG	$46,341	¥3,605,342	(523)
Mexican pesos	1/6/2012	Citibank	$3,247	MXN46,635	(8)
Mexican pesos	2/8/2012	Citibank	$10,864	MXN146,435	407

Forward currency contracts - net					$4,783

Financial highlights

		Income (loss) from investment operations(1)
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(2) (3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers(3)	Ratio of net income to average net assets(3)
Class A:
Year ended 12/31/2011	$12.19	$.40	$.38	$.78	$(.42)	$12.55	6.51%	$23,654	.60%	.60%	3.23%
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627	.59	.59	3.61
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65	.65	4.74
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65	.63	5.76
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.37	24,898	.63	.61	5.22
Class B:
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.61	1,524	1.38	1.35	4.48
Class C:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	2,532	1.42	1.40	4.43
Class F-1:
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520	.63	.63	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866	.62	.62	3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65	.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64	.62	5.78
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.38	2,963	.62	.60	5.22
Class F-2:
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319	.36	.36	3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402	.36	.36	3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39	.39	4.66
Period from 8/4/2008 to 12/31/2008(4)	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18	.17	2.69
Class 529-A:
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981	.68	.68	3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898	.65	.65	3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70	.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69	.67	5.74
Year ended 12/31/2007	13.32	.68	(.25)	.43	(.69)	13.06	3.31	532	.69	.67	5.17
Class 529-B:
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.49	77	1.50	1.47	4.36
Class 529-C:
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.50	247	1.49	1.46	4.37
Class 529-E:
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54	.94	.94	2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49	.93	.93	3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99	.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99	.96	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	28	.98	.96	4.88

Class 529-F-1:
Year ended 12/31/2011	$12.19	$.42	$.38	$.80	$(.44)	$12.55	6.65%	$59	.46%	.46%	3.36%
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54	.44	.44	3.74
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49	.49	4.84
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49	.46	5.96
Year ended 12/31/2007	13.32	.71	(.25)	.46	(.72)	13.06	3.53	22	.48	.46	5.38
Class R-1:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38	1.38	2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	1.38	2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43	3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42	5.01
Year ended 12/31/2007	13.32	.58	(.25)	.33	(.59)	13.06	2.54	71	1.44	1.42	4.44
Class R-2:
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	1.39	2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	1.39	2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49	3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50	4.90
Year ended 12/31/2007	13.32	.59	(.25)	.34	(.60)	13.06	2.56	648	1.51	1.40	4.44
Class R-3:
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963	.94	.94	2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053	.93	.93	3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97	.97	4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98	.95	5.45
Year ended 12/31/2007	13.32	.65	(.25)	.40	(.66)	13.06	3.02	949	.98	.95	4.89
Class R-4:
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669	.62	.62	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768	.62	.62	3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66	.66	4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67	.64	5.77
Year ended 12/31/2007	13.32	.69	(.25)	.44	(.70)	13.06	3.35	692	.66	.64	5.22
Class R-5:
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310	.32	.32	3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370	.32	.32	3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37	.37	5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37	.34	6.06
Year ended 12/31/2007	13.32	.73	(.25)	.48	(.74)	13.06	3.65	635	.36	.34	5.50
Class R-6:
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237	.27	.27	3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280	.27	.27	3.90
Period from 5/1/2009 to 12/31/2009(4)	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31 (5)	.31 (5)	4.59 (5)

	Year ended December 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	154%	99%	84%	57%	58%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the periods shown and, accordingly, is not representative of a full year.
(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 9, 2012

Expense example
                                                                                                                                                     unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2011, through December 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2011	Ending account value 12/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,036.45	$3.03	.59%
Class A -- assumed 5% return	1,000.00	1,022.23	3.01	.59
Class B -- actual return	1,000.00	1,032.69	6.92	1.35
Class B -- assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class C -- actual return	1,000.00	1,032.46	7.17	1.40
Class C -- assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class F-1 -- actual return	1,000.00	1,036.30	3.18	.62
Class F-1 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 -- actual return	1,000.00	1,037.67	1.80	.35
Class F-2 -- assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 529-A -- actual return	1,000.00	1,036.00	3.49	.68
Class 529-A -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-B -- actual return	1,000.00	1,032.02	7.58	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-C -- actual return	1,000.00	1,032.07	7.53	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-E -- actual return	1,000.00	1,034.73	4.82	.94
Class 529-E -- assumed 5% return	1,000.00	1,020.47	4.79	.94
Class 529-F-1 -- actual return	1,000.00	1,037.09	2.41	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.84	2.40	.47
Class R-1 -- actual return	1,000.00	1,032.56	7.02	1.37
Class R-1 -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 -- actual return	1,000.00	1,032.56	7.02	1.37
Class R-2 -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-3 -- actual return	1,000.00	1,034.77	4.77	.93
Class R-3 -- assumed 5% return	1,000.00	1,020.52	4.74	.93
Class R-4 -- actual return	1,000.00	1,036.30	3.18	.62
Class R-4 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5 -- actual return	1,000.00	1,037.82	1.64	.32
Class R-5 -- assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 -- actual return	1,000.00	1,038.07	1.39	.27
Class R-6 -- assumed 5% return	1,000.00	1,023.84	1.38	.27

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information
                                                                                                                                unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2011:

Qualified dividend income	$9,305,000
Corporate dividends received deduction	$378,000
U.S. government income that may be exempt from state taxation	$160,390,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited
Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2011:

			10 years1/
	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	0.70%	2.46%	4.32%
Not reflecting CDSC	5.70	2.80	4.32

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.66	2.75	4.10
Not reflecting CDSC	5.66	2.75	4.10

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	6.48	3.56	4.92

Class F-2 shares3 — first sold 8/4/08
Not reflecting annual asset-based fee charged
by sponsoring firm	6.76	—	5.38

Class 529-A shares4 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	2.47	2.71	4.48
Not reflecting maximum sales charge	6.42	3.50	4.89

Class 529-B shares2,4 — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	0.58	2.34	4.17
Not reflecting CDSC	5.58	2.68	4.17

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.59	2.69	4.05
Not reflecting CDSC	5.59	2.69	4.05

Class 529-E shares3,4 — first sold 3/7/02	6.14	3.21	4.60

Class 529-F-1 shares3,4 — first sold 9/26/02
Not reflecting annual asset-based fee charged
by sponsoring firm	6.65	3.72	5.28

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 29 and 30 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 65	2006	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Leonard R. Fuller, 65	1994	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2005	Private investor; former President, Dumbarton Group
Chairman of the Board		LLC (securities industry consulting)
(Independent and
Non-Executive)

Merit E. Janow, 53	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 68	1999	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 54	2010	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education — Federal Government Agency

Steadman Upham, Ph.D., 62	2007	President and Professor of Anthropology,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

William H. Baribault, 66	42	None

James G. Ellis, 65
	46	Quiksilver, Inc.

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
Chairman of the Board		The Swiss Helvetia Fund, Inc.
(Independent and
Non-Executive)

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 68	42	None

Margaret Spellings, 54	42	None

Steadman Upham, Ph.D., 62	45	None

Lee A. Ault III, a trustee of the fund since 2010, and Martin Fenton, a trustee of the fund since 1989, have retired from the board. The trustees thank Mr. Ault and Mr. Fenton for their dedication and service to the fund.

“Interested” trustee5
Year first
elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

John H. Smet, 55	1994	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director,
The Capital Group Companies, Inc.6

“Interested” trustee5
Number of
portfolios
in fund
complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

John H. Smet, 55	17	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 36 for footnotes.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

David C. Barclay, 55	1997	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director,
		Capital Research and Management Company

Andrew F. Barth, 50	2011	Director, The Capital Group Companies, Inc.;6
Senior Vice President		Director, Capital Group International, Inc.;6 Chairman
		of the Board, Capital Guardian Trust Company6

Robert H. Neithart, 46	2011	Chairman of the Board, Capital Strategy Research,
Senior Vice President		Inc.;6 Senior Vice President, Capital International
		Research, Inc.; 6 Senior Vice President, Capital
		Guardian Trust Company; 6 Senior Vice President —
		Fixed Income, Capital Research and Management
		Company; Director, The Capital Group Companies,
		Inc. 6

Mark A. Brett, 53	2011	Vice President — Fixed Income, Capital Research
Vice President		Company;6 Director, Capital Strategy Research, Inc.;6
		Vice President, Capital International Research, Inc.;6
		Senior Vice President, Capital International Limited6

Mark H. Dalzell, 57	2009	Senior Vice President — Fixed Income, Capital
Vice President		Research and Management Company

Kristine M. Nishiyama, 41	2003	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and Senior
		Counsel, Capital Bank and Trust Company6

Courtney R. Taylor, 37	2006	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Brian C. Janssen, 40	2011	Senior Manager — Fund Accounting, Capital
Treasurer		Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 38	2008	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2011, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have generally been among the lowest in the industry.3

1 As of 12/31/11.
2 Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3 Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•	Bond funds
Emphasis on current income through bonds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market Fund®

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-908-0212P

Litho in USA BG/RRD/8053-S28692

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$137,000
2011	$143,000

b) Audit-Related Fees:
2010	$13,000
2011	$12,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2010	$15,000
2011	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	$1,092,000
2011	$911,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2010	$15,000
2011	$43,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$4,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,562,000 for fiscal year 2010 and $1,602,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Bond Fund of AmericaSM
Investment portfolio

December 31, 2011

Bonds & notes — 95.47%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 34.99%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 30.85%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$46,225	$47,426
Fannie Mae 4.89% 2012	25,000	25,231
Fannie Mae 3.308% 20172	4,103	4,363
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	2,829	3,050
Fannie Mae 4.00% 2019	14,509	15,312
Fannie Mae 5.50% 2019	82	89
Fannie Mae 5.50% 2020	7,104	7,720
Fannie Mae 5.50% 2020	876	953
Fannie Mae 11.147% 20202	71	82
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,725	5,876
Fannie Mae 5.00% 2023	4,220	4,563
Fannie Mae 5.50% 2023	23,478	25,573
Fannie Mae 5.50% 2023	22,587	24,578
Fannie Mae 6.00% 2023	2,438	2,640
Fannie Mae 4.50% 2024	17,531	18,700
Fannie Mae 6.00% 2024	6,147	6,841
Fannie Mae 3.50% 2025	74,093	77,574
Fannie Mae 3.50% 2025	65,056	68,112
Fannie Mae 3.50% 2025	63,914	66,916
Fannie Mae 3.50% 2025	29,010	30,373
Fannie Mae 3.50% 2025	16,840	17,631
Fannie Mae 3.50% 2025	12,175	12,747
Fannie Mae 3.50% 2025	11,766	12,319
Fannie Mae 3.50% 2025	10,738	11,242
Fannie Mae 3.50% 2025	8,201	8,586
Fannie Mae 3.50% 2025	6,718	7,033
Fannie Mae 4.50% 2025	24,117	25,726
Fannie Mae 4.50% 2025	12,214	13,029
Fannie Mae 4.50% 2025	12,118	12,926
Fannie Mae, Series 2001-4, Class GA, 9.80% 20252	241	282
Fannie Mae, Series 2001-4, Class NA, 11.512% 20252	671	740
Fannie Mae 3.118% 20262	362	376
Fannie Mae 3.50% 2026	102,811	107,642
Fannie Mae 3.50% 2026	25,063	26,243
Fannie Mae 3.50% 2026	11,858	12,415
Fannie Mae 3.50% 2026	10,376	10,864
Fannie Mae 4.00% 2026	17,300	18,278
Fannie Mae 6.00% 2026	15,102	16,806
Fannie Mae 3.00% 2027	975,512	1,007,674
Fannie Mae 3.50% 2027	5,180	5,418
Fannie Mae 4.50% 2027	15,000	15,994
Fannie Mae 5.00% 2027	9,000	9,679
Fannie Mae 5.50% 2027	8,061	8,798
Fannie Mae 6.00% 2028	3,880	4,291
Fannie Mae 6.00% 2028	2,648	2,920
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,429	1,136
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	448	531
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,144	3,540
Fannie Mae, Series 2001-20, Class E, 9.615% 20312	42	48
Fannie Mae 6.50% 2032	132	146
Fannie Mae 5.00% 2033	4,000	4,326
Fannie Mae 6.50% 2034	842	938
Fannie Mae 5.00% 2035	108,183	117,010
Fannie Mae 5.00% 2035	5,000	5,406
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	3,901	4,392
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,884	5,623
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,647	5,014
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,218	1,108
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	4,355	4,818
Fannie Mae 5.50% 2036	1,912	2,088
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	13,695	15,469
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	11,897	13,261
Fannie Mae 6.00% 2036	11,382	12,554
Fannie Mae 6.00% 2036	5,437	5,993
Fannie Mae 6.00% 2036	5,017	5,535
Fannie Mae 6.00% 2036	3,328	3,670
Fannie Mae 6.00% 2036	1,156	1,277
Fannie Mae 6.50% 2036	10,573	11,801
Fannie Mae 6.50% 2036	6,535	7,341
Fannie Mae 7.00% 2036	871	995
Fannie Mae 7.00% 2036	705	804
Fannie Mae 7.50% 2036	359	401
Fannie Mae 7.50% 2036	112	125
Fannie Mae 8.00% 2036	746	840
Fannie Mae 5.00% 2037	4,000	4,326
Fannie Mae 5.292% 20372	6,514	6,942
Fannie Mae 5.489% 20372	4,023	4,287
Fannie Mae 5.50% 2037	54,693	59,677
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	20,277	22,349
Fannie Mae 5.50% 2037	15,000	16,348
Fannie Mae 5.56% 20372	9,125	9,700
Fannie Mae 5.575% 20372	14,649	15,610
Fannie Mae 5.623% 20372	4,754	4,959
Fannie Mae 6.00% 2037	51,679	56,970
Fannie Mae 6.00% 2037	32,210	35,426
Fannie Mae 6.00% 2037	15,175	16,729
Fannie Mae 6.00% 2037	9,555	10,509
Fannie Mae 6.00% 2037	7,156	7,888
Fannie Mae 6.00% 2037	5,690	6,219
Fannie Mae 6.00% 2037	5,549	6,117
Fannie Mae 6.00% 2037	4,742	5,220
Fannie Mae 6.00% 2037	2,774	3,031
Fannie Mae 6.00% 2037	1,596	1,763
Fannie Mae 6.00% 2037	1,282	1,413
Fannie Mae 6.00% 2037	1,240	1,370
Fannie Mae 6.00% 2037	1,165	1,284
Fannie Mae 6.00% 2037	1,110	1,224
Fannie Mae 6.00% 2037	1,102	1,215
Fannie Mae 6.00% 2037	81	89
Fannie Mae 6.50% 2037	12,638	14,054
Fannie Mae 6.50% 2037	10,589	11,776
Fannie Mae 6.50% 2037	7,943	8,841
Fannie Mae 6.50% 2037	6,499	7,146
Fannie Mae 6.50% 2037	1,289	1,434
Fannie Mae 7.00% 2037	3,505	3,851
Fannie Mae 7.00% 2037	3,255	3,576
Fannie Mae 7.00% 2037	1,024	1,168
Fannie Mae 7.00% 2037	621	708
Fannie Mae 7.00% 2037	249	279
Fannie Mae 7.00% 2037	220	246
Fannie Mae 7.50% 2037	709	792
Fannie Mae 7.50% 2037	624	697
Fannie Mae 7.50% 2037	586	654
Fannie Mae 7.50% 2037	581	649
Fannie Mae 7.50% 2037	566	633
Fannie Mae 7.50% 2037	550	614
Fannie Mae 7.50% 2037	471	526
Fannie Mae 7.50% 2037	462	516
Fannie Mae 7.50% 2037	457	510
Fannie Mae 7.50% 2037	426	475
Fannie Mae 7.50% 2037	234	262
Fannie Mae 7.50% 2037	192	220
Fannie Mae 7.50% 2037	170	190
Fannie Mae 7.50% 2037	129	151
Fannie Mae 7.50% 2037	108	121
Fannie Mae 7.50% 2037	91	102
Fannie Mae 7.50% 2037	76	85
Fannie Mae 7.50% 2037	68	76
Fannie Mae 8.00% 2037	483	544
Fannie Mae 8.00% 2037	339	392
Fannie Mae 8.00% 2037	101	113
Fannie Mae 5.00% 2038	68,018	73,568
Fannie Mae 5.00% 2038	27,429	29,668
Fannie Mae 5.343% 20382	3,694	3,937
Fannie Mae 5.453% 20382	1,003	1,079
Fannie Mae 5.50% 2038	28,307	30,851
Fannie Mae 5.50% 2038	21,516	23,408
Fannie Mae 5.50% 2038	200	218
Fannie Mae 5.634% 20382	8,888	9,471
Fannie Mae 6.00% 2038	163,618	180,369
Fannie Mae 6.00% 2038	136,205	150,149
Fannie Mae 6.00% 2038	120,709	133,521
Fannie Mae 6.00% 2038	15,167	16,681
Fannie Mae 6.00% 2038	11,916	13,106
Fannie Mae 6.00% 2038	8,580	9,459
Fannie Mae 6.00% 2038	6,932	7,640
Fannie Mae 6.00% 2038	6,119	6,730
Fannie Mae 6.00% 2038	5,974	6,586
Fannie Mae 6.00% 2038	5,333	5,865
Fannie Mae 6.00% 2038	2,731	3,010
Fannie Mae 6.00% 2038	1,286	1,420
Fannie Mae 6.00% 2038	1,225	1,350
Fannie Mae 6.50% 2038	106,082	118,766
Fannie Mae 6.50% 2038	12,834	14,368
Fannie Mae 3.538% 20392	6,534	6,825
Fannie Mae 3.562% 20392	4,825	5,056
Fannie Mae 3.615% 20392	16,131	16,880
Fannie Mae 3.676% 20392	782	818
Fannie Mae 3.765% 20392	3,994	4,197
Fannie Mae 3.821% 20392	6,339	6,656
Fannie Mae 3.822% 20392	1,879	1,992
Fannie Mae 3.87% 20392	1,974	2,089
Fannie Mae 3.873% 20392	2,359	2,479
Fannie Mae 3.942% 20392	1,786	1,872
Fannie Mae 3.952% 20392	9,827	10,346
Fannie Mae 5.00% 2039	50,000	54,049
Fannie Mae 5.00% 2039	31,246	34,108
Fannie Mae 5.50% 2039	24,446	26,643
Fannie Mae 5.50% 2039	3,561	3,881
Fannie Mae 6.00% 2039	78,418	86,446
Fannie Mae 6.00% 2039	54,880	60,499
Fannie Mae 6.00% 2039	9,386	10,323
Fannie Mae 6.00% 2039	5,862	6,462
Fannie Mae 6.00% 2039	4,689	5,168
Fannie Mae 6.00% 2039	4,620	5,082
Fannie Mae 6.00% 2039	486	534
Fannie Mae 3.203% 20402	42,097	44,235
Fannie Mae 3.61% 20402	10,291	10,894
Fannie Mae 4.00% 2040	60,450	63,578
Fannie Mae 4.00% 2040	31,498	33,128
Fannie Mae 4.00% 2040	21,945	23,253
Fannie Mae 4.00% 2040	22,086	23,212
Fannie Mae 4.00% 2040	21,196	22,415
Fannie Mae 4.00% 2040	17,202	18,092
Fannie Mae 4.00% 2040	15,020	15,798
Fannie Mae 4.00% 2040	805	847
Fannie Mae 4.50% 2040	22,540	24,012
Fannie Mae 4.50% 2040	9,638	10,268
Fannie Mae 4.50% 2040	7,016	7,470
Fannie Mae 4.50% 2040	5,199	5,538
Fannie Mae 4.50% 2040	1,837	1,981
Fannie Mae 4.50% 2040	1,756	1,893
Fannie Mae 4.50% 2040	1,426	1,538
Fannie Mae 4.50% 2040	524	565
Fannie Mae 4.50% 2040	502	541
Fannie Mae 4.50% 2040	157	170
Fannie Mae 4.50% 2040	108	116
Fannie Mae 5.00% 2040	44,563	48,199
Fannie Mae 5.00% 2040	19,288	20,862
Fannie Mae 5.00% 2040	14,579	15,914
Fannie Mae 5.00% 2040	13,784	15,136
Fannie Mae 5.00% 2040	4,000	4,326
Fannie Mae 5.00% 2040	3,849	4,201
Fannie Mae 5.00% 2040	3,703	4,051
Fannie Mae 5.00% 2040	2,950	3,191
Fannie Mae 5.50% 2040	44,937	48,889
Fannie Mae 5.50% 2040	17,572	19,152
Fannie Mae 5.50% 2040	2,133	2,324
Fannie Mae 6.00% 2040	5,604	6,177
Fannie Mae 6.00% 2040	3,232	3,562
Fannie Mae 2.902% 20412	4,485	4,644
Fannie Mae 4.00% 2041	167,983	177,647
Fannie Mae 4.00% 2041	96,676	102,237
Fannie Mae 4.00% 2041	58,015	61,352
Fannie Mae 4.00% 2041	37,191	39,115
Fannie Mae 4.00% 2041	33,745	35,491
Fannie Mae 4.00% 2041	33,033	34,743
Fannie Mae 4.00% 2041	32,898	34,600
Fannie Mae 4.00% 2041	27,701	29,134
Fannie Mae 4.00% 2041	27,052	28,665
Fannie Mae 4.00% 2041	22,351	23,515
Fannie Mae 4.00% 2041	20,586	21,815
Fannie Mae 4.00% 2041	18,804	19,777
Fannie Mae 4.00% 2041	18,456	19,574
Fannie Mae 4.00% 2041	18,437	19,397
Fannie Mae 4.00% 2041	18,015	18,947
Fannie Mae 4.00% 2041	15,767	16,583
Fannie Mae 4.00% 2041	14,782	15,551
Fannie Mae 4.00% 2041	14,135	14,866
Fannie Mae 4.00% 2041	13,956	14,759
Fannie Mae 4.00% 2041	13,891	14,720
Fannie Mae 4.00% 2041	12,017	12,642
Fannie Mae 4.00% 2041	11,463	12,122
Fannie Mae 4.00% 2041	10,615	11,156
Fannie Mae 4.00% 2041	10,296	10,832
Fannie Mae 4.00% 2041	9,758	10,266
Fannie Mae 4.00% 2041	9,368	9,856
Fannie Mae 4.00% 2041	8,953	9,416
Fannie Mae 4.00% 2041	8,722	9,242
Fannie Mae 4.00% 2041	7,513	7,945
Fannie Mae 4.00% 2041	7,280	7,651
Fannie Mae 4.00% 2041	3,852	4,052
Fannie Mae 4.00% 2041	2,075	2,183
Fannie Mae 4.00% 2041	984	1,036
Fannie Mae 4.00% 2041	927	975
Fannie Mae 4.00% 2041	498	524
Fannie Mae 4.50% 2041	187,774	200,034
Fannie Mae 4.50% 2041	110,754	117,985
Fannie Mae 4.50% 2041	69,108	74,528
Fannie Mae 4.50% 2041	58,136	62,914
Fannie Mae 4.50% 2041	51,642	55,696
Fannie Mae 4.50% 2041	47,257	50,343
Fannie Mae 4.50% 2041	44,131	47,012
Fannie Mae 4.50% 2041	40,101	43,398
Fannie Mae 4.50% 2041	40,001	42,613
Fannie Mae 4.50% 2041	35,105	37,397
Fannie Mae 4.50% 2041	33,786	36,436
Fannie Mae 4.50% 2041	29,731	32,062
Fannie Mae 4.50% 2041	27,705	29,514
Fannie Mae 4.50% 2041	26,608	28,696
Fannie Mae 4.50% 2041	26,427	28,498
Fannie Mae 4.50% 2041	23,631	25,484
Fannie Mae 4.50% 2041	19,024	20,517
Fannie Mae 4.50% 2041	18,000	19,175
Fannie Mae 4.50% 2041	15,831	17,132
Fannie Mae 4.50% 2041	13,250	14,289
Fannie Mae 4.50% 2041	12,582	13,568
Fannie Mae 4.50% 2041	11,841	12,614
Fannie Mae 4.50% 2041	11,073	11,983
Fannie Mae 4.50% 2041	10,809	11,658
Fannie Mae 4.50% 2041	10,593	11,463
Fannie Mae 4.50% 2041	10,067	10,906
Fannie Mae 4.50% 2041	8,580	9,140
Fannie Mae 4.50% 2041	8,196	8,721
Fannie Mae 4.50% 2041	7,937	8,590
Fannie Mae 4.50% 2041	6,524	7,037
Fannie Mae 4.50% 2041	5,293	5,708
Fannie Mae 4.50% 2041	5,265	5,678
Fannie Mae 4.50% 2041	4,290	4,653
Fannie Mae 4.50% 2041	2,707	2,920
Fannie Mae 4.50% 2041	2,112	2,250
Fannie Mae 4.50% 2041	2,001	2,158
Fannie Mae 4.50% 2041	1,446	1,559
Fannie Mae 4.50% 2041	1,266	1,370
Fannie Mae 4.50% 2041	383	413
Fannie Mae 4.50% 2041	256	276
Fannie Mae 5.00% 2041	96,092	105,525
Fannie Mae 5.00% 2041	48,507	53,385
Fannie Mae 5.00% 2041	38,719	42,518
Fannie Mae 5.00% 2041	35,562	39,050
Fannie Mae 5.00% 2041	26,321	28,905
Fannie Mae 5.00% 2041	25,589	28,100
Fannie Mae 5.00% 2041	23,243	25,525
Fannie Mae 5.00% 2041	19,736	21,674
Fannie Mae 5.00% 2041	19,218	21,151
Fannie Mae 5.00% 2041	18,220	20,052
Fannie Mae 5.00% 2041	15,738	17,283
Fannie Mae 5.00% 2041	15,434	16,987
Fannie Mae 5.00% 2041	14,737	16,220
Fannie Mae 5.00% 2041	13,954	15,359
Fannie Mae 5.00% 2041	13,674	15,017
Fannie Mae 5.00% 2041	13,170	14,463
Fannie Mae 5.00% 2041	12,027	13,207
Fannie Mae 5.00% 2041	11,606	12,746
Fannie Mae 5.00% 2041	11,249	12,353
Fannie Mae 5.00% 2041	10,286	11,297
Fannie Mae 5.00% 2041	9,981	11,017
Fannie Mae 5.00% 2041	10,002	10,984
Fannie Mae 5.00% 2041	9,304	10,241
Fannie Mae 5.00% 2041	9,313	10,227
Fannie Mae 5.00% 2041	9,000	9,748
Fannie Mae 5.00% 2041	8,440	9,269
Fannie Mae 5.00% 2041	8,428	9,255
Fannie Mae 5.00% 2041	7,969	8,751
Fannie Mae 5.00% 2041	7,390	8,116
Fannie Mae 5.00% 2041	6,380	7,023
Fannie Mae 5.00% 2041	4,970	5,458
Fannie Mae 5.00% 2041	4,100	4,513
Fannie Mae 5.00% 2041	4,007	4,401
Fannie Mae 5.00% 2041	3,693	4,055
Fannie Mae 5.00% 2041	3,531	3,878
Fannie Mae 5.00% 2041	2,625	2,889
Fannie Mae 5.00% 2041	2,576	2,835
Fannie Mae 5.00% 2041	2,514	2,761
Fannie Mae 5.00% 2041	2,451	2,692
Fannie Mae 5.00% 2041	2,073	2,282
Fannie Mae 5.00% 2041	1,701	1,868
Fannie Mae 5.00% 2041	1,630	1,790
Fannie Mae 5.00% 2041	1,578	1,733
Fannie Mae 5.00% 2041	1,457	1,600
Fannie Mae 5.00% 2041	1,435	1,576
Fannie Mae 5.50% 2041	41,950	45,720
Fannie Mae 5.50% 2041	35,000	38,190
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	4,067	4,510
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,111	1,249
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,351	2,778
Fannie Mae 3.50% 2042	387,700	398,846
Fannie Mae 4.00% 2042	36,580	38,438
Fannie Mae 4.50% 2042	185,449	197,387
Fannie Mae 5.00% 2042	171,430	185,225
Fannie Mae 5.50% 2042	16,040	17,469
Fannie Mae 6.00% 2042	196,181	216,044
Fannie Mae, Series 2002-W1, Class 2A, 7.108% 20422	3,064	3,577
Fannie Mae 6.00% 2047	448	486
Fannie Mae 6.50% 2047	655	729
Fannie Mae 6.50% 2047	315	345
Fannie Mae 6.50% 2047	119	132
Fannie Mae 7.00% 2047	1,542	1,694
Fannie Mae 7.00% 2047	87	96
Fannie Mae 7.50% 2047	68	77
Freddie Mac, Series K702, Class A1, 2.084% 2017	2,375	2,427
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,300	3,626
Freddie Mac, Series K704, Class A2, 2.412% 2018	3,100	3,149
Freddie Mac, Series K702, Class A2, 3.154% 2018	15,455	16,392
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,780
Freddie Mac 5.50% 2019	3,865	4,174
Freddie Mac, Series K015, Class A1, 2.257% 2020	3,635	3,733
Freddie Mac, Series K009, Class A1, 2.757% 2020	3,849	4,030
Freddie Mac, Series K014, Class A1, 2.788% 2020	4,057	4,238
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,111	4,342
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,605	3,850
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,150	4,625
Freddie Mac, Series 2626, Class NG, 3.50% 2023	698	717
Freddie Mac, Series 2922, Class EL, 4.50% 2023	8,611	8,766
Freddie Mac 5.00% 2023	5,320	5,704
Freddie Mac 5.00% 2023	210	225
Freddie Mac 5.00% 2023	33	35
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,013	1,124
Freddie Mac 5.00% 2024	14,172	15,227
Freddie Mac 6.00% 2026	9,718	10,719
Freddie Mac 6.00% 2026	8,793	9,699
Freddie Mac 5.50% 2027	5,838	6,346
Freddie Mac 6.00% 2027	60,203	66,406
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,683	1,892
Freddie Mac, Series 2122, Class QM, 6.25% 2029	2,831	3,185
Freddie Mac 2.476% 20352	6,487	6,883
Freddie Mac, Series 3061, Class PN, 5.50% 2035	29,298	32,256
Freddie Mac 5.50% 2035	2,000	2,177
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	5,296	4,975
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,370	3,074
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,309	3,000
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,954	2,690
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	67	62
Freddie Mac, Series 3257, Class PA, 5.50% 2036	35,365	38,618
Freddie Mac, Series 3233, Class PA, 6.00% 2036	26,024	29,126
Freddie Mac, Series 3156, Class NG, 6.00% 2036	8,280	9,353
Freddie Mac, Series 3286, Class JN, 5.50% 2037	39,942	43,641
Freddie Mac, Series 3318, Class JT, 5.50% 2037	22,380	24,454
Freddie Mac, Series 3312, Class PA, 5.50% 2037	18,564	20,283
Freddie Mac 5.50% 2037	12,019	13,034
Freddie Mac 5.50% 2037	3,375	3,668
Freddie Mac 5.50% 2037	85	92
Freddie Mac 5.575% 20372	2,746	2,867
Freddie Mac 5.71% 20372	4,676	5,040
Freddie Mac 5.94% 20372	6,553	6,861
Freddie Mac, Series 3271, Class OA, 6.00% 2037	10,593	12,021
Freddie Mac 7.00% 2037	631	714
Freddie Mac 7.00% 2037	356	403
Freddie Mac 7.00% 2037	165	186
Freddie Mac 7.50% 2037	2,685	3,000
Freddie Mac 5.042% 20382	5,690	6,123
Freddie Mac 5.231% 20382	10,507	11,180
Freddie Mac 5.50% 2038	106,314	115,520
Freddie Mac 5.50% 2038	102,645	111,534
Freddie Mac 5.50% 2038	13,330	14,499
Freddie Mac 5.50% 2038	10,862	11,802
Freddie Mac 5.50% 2038	9,297	10,102
Freddie Mac 5.50% 2038	9,244	10,044
Freddie Mac 5.50% 2038	9,000	9,779
Freddie Mac 5.50% 2038	8,541	9,280
Freddie Mac 5.50% 2038	8,471	9,204
Freddie Mac 5.50% 2038	8,000	8,693
Freddie Mac 5.50% 2038	7,487	8,135
Freddie Mac 5.50% 2038	7,000	7,606
Freddie Mac 5.50% 2038	5,000	5,433
Freddie Mac 5.50% 2038	4,585	4,982
Freddie Mac 5.50% 2038	4,000	4,440
Freddie Mac 5.50% 2038	3,618	3,932
Freddie Mac 5.50% 2038	3,424	3,735
Freddie Mac 5.50% 2038	3,234	3,515
Freddie Mac 5.50% 2038	2,903	3,155
Freddie Mac 5.50% 2038	2,903	3,155
Freddie Mac 5.50% 2038	2,168	2,355
Freddie Mac 5.50% 2038	2,033	2,209
Freddie Mac 5.50% 2038	2,000	2,173
Freddie Mac 5.50% 2038	2,000	2,173
Freddie Mac 5.50% 2038	1,455	1,581
Freddie Mac 5.50% 2038	906	984
Freddie Mac 5.50% 2038	10	10
Freddie Mac 5.563% 20382	13,718	14,618
Freddie Mac 6.00% 2038	30,080	32,995
Freddie Mac 6.50% 2038	7,494	8,297
Freddie Mac 3.725% 20392	5,231	5,524
Freddie Mac 3.961% 20392	4,864	5,153
Freddie Mac 5.00% 2039	39,426	42,415
Freddie Mac 5.50% 2039	95,235	103,483
Freddie Mac 5.50% 2039	32,680	35,530
Freddie Mac 5.50% 2039	9,655	10,491
Freddie Mac 5.50% 2039	8,315	9,035
Freddie Mac 5.50% 2039	8,000	8,693
Freddie Mac 3.17% 20402	5,092	5,314
Freddie Mac 5.50% 2040	6,500	7,063
Freddie Mac 5.50% 2040	1,197	1,301
Freddie Mac 5.50% 2040	45	48
Freddie Mac 4.50% 2041	83,010	89,416
Freddie Mac 4.50% 2041	22,998	24,687
Freddie Mac 4.50% 2041	12,302	13,206
Freddie Mac 4.50% 2041	10,061	10,800
Freddie Mac 4.50% 2041	9,928	10,657
Freddie Mac 4.50% 2041	7,078	7,598
Freddie Mac 4.50% 2041	3,935	4,224
Freddie Mac 4.50% 2041	1,926	2,068
Freddie Mac 5.00% 2041	39,281	42,910
Freddie Mac 5.00% 2041	23,741	25,934
Freddie Mac 5.00% 2041	19,901	21,739
Freddie Mac 5.00% 2041	16,525	17,804
Freddie Mac 5.00% 2041	16,239	17,739
Freddie Mac 5.00% 2041	14,487	15,863
Freddie Mac 5.00% 2041	14,084	15,421
Freddie Mac 5.00% 2041	13,027	14,262
Freddie Mac 5.00% 2041	12,988	14,220
Freddie Mac 5.00% 2041	12,952	14,181
Freddie Mac 5.00% 2041	12,129	13,279
Freddie Mac 5.00% 2041	10,205	11,147
Freddie Mac 5.00% 2041	10,024	10,949
Freddie Mac 5.00% 2041	9,829	10,736
Freddie Mac 5.00% 2041	8,922	9,769
Freddie Mac 5.00% 2041	8,729	9,558
Freddie Mac 5.00% 2041	6,607	7,234
Freddie Mac 5.00% 2041	2,805	3,071
Freddie Mac 5.50% 2041	37,000	40,204
Freddie Mac 5.50% 2042	133,750	145,140
Freddie Mac 6.50% 2047	1,193	1,303
Freddie Mac 7.00% 2047	279	307
Government National Mortgage Assn. 10.00% 2021	448	513
Government National Mortgage Assn. 3.50% 2025	6,053	6,464
Government National Mortgage Assn. 3.50% 2025	2,279	2,434
Government National Mortgage Assn. 3.50% 2025	1,833	1,958
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	3,020	2,968
Government National Mortgage Assn. 6.00% 2038	37,362	41,997
Government National Mortgage Assn. 3.50% 2039	11,305	11,829
Government National Mortgage Assn. 3.50% 2039	11,249	11,771
Government National Mortgage Assn. 3.50% 2039	5,717	5,982
Government National Mortgage Assn. 4.50% 2039	6,292	6,885
Government National Mortgage Assn. 3.50% 2040	9,615	10,065
Government National Mortgage Assn. 4.00% 2040	119,706	128,643
Government National Mortgage Assn. 4.50% 2040	20,436	22,354
Government National Mortgage Assn. 4.50% 2040	17,899	19,590
Government National Mortgage Assn. 4.50% 2040	14,625	15,998
Government National Mortgage Assn. 4.50% 2040	8,190	8,959
Government National Mortgage Assn. 4.50% 2040	5,759	6,300
Government National Mortgage Assn. 4.50% 2040	5,174	5,660
Government National Mortgage Assn. 4.50% 2040	2,256	2,470
Government National Mortgage Assn. 4.50% 2040	989	1,082
Government National Mortgage Assn. 5.00% 2040	6,753	7,478
Government National Mortgage Assn. 3.50% 2041	18,543	19,340
Government National Mortgage Assn. 3.50% 2041	1,512	1,583
Government National Mortgage Assn. 4.00% 2041	20,293	21,808
Government National Mortgage Assn. 4.00% 2041	10,813	11,620
Government National Mortgage Assn. 4.00% 2041	6,614	7,107
Government National Mortgage Assn. 3.50% 2042	176,175	183,415
Government National Mortgage Assn. 4.00% 2042	11,825	12,688
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	20,949	21,126
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.82% 20482,3	596	595
National Credit Union Administration, Series 2011-M1, Class A1, 0.296% 20132	2,486	2,484
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,386
National Credit Union Administration, Series 2010-R2, Class 1A, 0.644% 20172	2,474	2,472
National Credit Union Administration, Series 2011-R3, Class 1A, 0.676% 20202	2,353	2,354
National Credit Union Administration, Series 2011-R1, Class 1A, 0.724% 20202	2,493	2,496
		10,269,711

COMMERCIAL MORTGAGE-BACKED SECURITIES1 — 3.19%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,541
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.30% 20372	34,943	35,546
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	2,899	2,913
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,912	5,924
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	15,605	15,657
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,151
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20452	66,235	73,708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	43,400	45,279
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	6,950	7,038
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.74% 20492	23,155	25,157
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	105	105
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20352,3	1,500	1,502
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	9,884	9,910
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	12,933	13,444
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20373	8,240	7,361
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	897	900
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	9,220	9,536
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	1,494	1,497
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	35,524	38,061
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.419% 20392	7,023	7,444
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.795% 20392	14,645	15,365
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	24,574	25,405
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	8,298	8,365
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,766
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,933
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.882% 20382	23,190	25,851
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	46,043	50,036
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,500	19,316
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	10,000	10,751
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,713
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	35,515	37,986
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	8,250	8,808
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20373	5,000	5,329
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	42,550	46,990
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,534
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	55,962	58,839
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442	17,005	18,875
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	27,349	29,988
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	44,530
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	392	395
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	2,045	2,111
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	9,605	10,572
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,534	2,542
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.269% 20442	15,350	16,960
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.274% 20442	6,726	6,973
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,789	3,847
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.22% 20372	4,620	4,903
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	7,274
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	8,080	8,739
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	6,545
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	11,457
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,113
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.33% 20442	15,700	17,304
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,190	2,234
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	36,610	37,135
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	2,000	2,093
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	20,000	20,509
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20373	10,000	10,840
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	192	192
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	991	1,011
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	316	317
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,764
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	17,762
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.622% (undated)2	7,966	8,577
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	393	393
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	22,287
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,529
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	8,128	8,188
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,000	6,711
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20422	4,849	4,926
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	2,145	2,162
		1,062,230

OTHER MORTGAGE-BACKED SECURITIES1 — 0.77%
Nationwide Building Society, Series 2007-2, 5.50% 20123	35,000	35,787
Bank of America 5.50% 20123	35,000	35,708
Bank of Montreal 1.30% 20143	4,000	3,996
Bank of Montreal 2.85% 20153	17,000	17,639
Bank of Montreal 2.625% 20163	4,250	4,392
HBOS Treasury Services PLC 5.25% 20173	16,000	16,955
HBOS Treasury Services PLC 5.25% 2017	7,000	7,418
Compagnie de Financement Foncier 2.125% 20133	16,700	16,528
Compagnie de Financement Foncier 2.25% 20143	6,500	6,368
Barclays Bank PLC 2.50% 20153	3,600	3,555
Barclays Bank PLC 4.00% 2019	€14,150	19,062
Royal Bank of Canada 3.125% 20153	$18,160	18,943
DEPFA ACS Bank 5.125% 20373	19,500	14,113
Bank of Nova Scotia 1.25% 20143	4,000	3,986
Bank of Nova Scotia 2.15% 20163	4,650	4,689
Swedbank Hypotek AB 2.125% 20163	3,400	3,350
Swedbank Hypotek AB 2.95% 20163	3,000	3,079
Credit Suisse Group AG 2.60% 20163	4,300	4,363
HSBC Bank PLC 1.625% 20143	4,400	4,352
Toronto-Dominion Bank 1.625% 20163	4,400	4,348
Canadian Imperial Bank 2.75% 20163	4,150	4,298
Westpac Banking Corp. 2.45% 20163	4,325	4,294
Northern Rock PLC 5.625% 20173	4,000	4,256
Australia & New Zealand Banking Group Ltd. 2.40% 20163	4,250	4,216
National Bank of Canada 2.20% 20163	4,175	4,215
Nordea Eiendomskreditt AS 2.125% 20173	4,000	3,911
Sparebank 1 Boligkreditt AS 2.625% 20163	3,400	3,437
		257,258

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)1 — 0.18%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	20,285	20,642
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20582,3	11,539	11,818
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	5,370	5,322
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,420	5,453
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.714% 20372	18,049	10,044
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	240	261
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	31	33
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,964	2,047
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	35	39
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 3.841% 20372	4,151	2,330
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 2.746% 20362	2,126	1,224
		59,213

Total mortgage-backed obligations		11,648,412

CORPORATE BONDS & NOTES — 31.09%
FINANCIALS — 9.52%
Banks — 2.99%
Société Générale 5.75% 20163	$53,300	$45,689
Société Générale 5.20% 20213	70,750	60,199
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,061
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	5,506
Royal Bank of Scotland PLC 3.95% 2015	17,000	15,957
Royal Bank of Scotland PLC 4.875% 2015	20,000	19,140
Royal Bank of Scotland Group PLC 5.05% 2015	8,240	6,725
Royal Bank of Scotland Group PLC 4.375% 2016	23,810	22,740
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,279
Royal Bank of Scotland PLC 6.934% 2018	€5,750	5,944
Royal Bank of Scotland PLC 6.125% 2021	$6,000	5,927
Wells Fargo & Co. 2.625% 2016	68,750	68,803
Wells Fargo & Co. 3.676% 2016	14,000	14,648
Wells Fargo & Co. 4.60% 2021	8,000	8,787
Wells Fargo Bank, National Assn. 5.95% 2036	5,350	5,517
HBOS PLC 6.75% 20183	85,226	68,400
HBOS PLC 4.375% 20192	€2,870	2,491
HBOS PLC 6.00% 20333	$20,520	12,567
PNC Funding Corp. 5.40% 2014	10,000	10,944
PNC Funding Corp. 6.70% 2019	39,000	47,639
PNC Preferred Funding Trust I, junior subordinated 6.517% (undated)2,3	10,700	7,757
BNP Paribas 1.291% 20142	12,000	11,074
BNP Paribas 3.60% 2016	14,000	13,146
BNP Paribas 5.00% 2021	23,605	22,752
BNP Paribas, junior subordinated 7.195% (undated)2,3	24,600	17,405
Standard Chartered PLC 3.85% 20153	21,622	21,782
Standard Chartered PLC 3.20% 20163	31,141	30,509
Standard Chartered Bank 6.40% 20173	11,000	11,314
HSBC Bank PLC 2.00% 20143	15,000	14,783
HSBC Finance Corp. 0.957% 20162	11,250	9,421
HSBC Bank PLC 4.125% 20203	9,453	9,341
HSBC Bank USA, NA 4.875% 2020	22,125	20,559
HSBC Holdings PLC 4.875% 2022	3,000	3,176
CIT Group Inc., Series A, 7.00% 2015	37,304	37,426
CIT Group Inc., Series A, 7.00% 2016	16,525	16,546
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	17,000	17,314
Union Bank of California, NA 5.95% 2016	12,455	13,494
Sovereign Bancorp, Inc. 8.75% 2018	3,000	3,342
Santander Issuances, SA Unipersonal 6.50% 20192,3	31,500	27,444
Intesa Sanpaolo SpA 6.50% 20213	33,593	27,606
UniCredito Italiano SpA 6.00% 20173	19,483	14,682
HVB Funding Trust I, junior subordinated 8.741% 20313	8,264	6,756
HVB Funding Trust III, junior subordinated 9.00% 20313	7,180	5,870
Korea Development Bank 5.30% 2013	13,635	14,033
Korea Development Bank 8.00% 2014	11,365	12,535
BBVA Bancomer SA 4.50% 20163	17,605	17,341
BBVA Bancomer SA, junior subordinated 7.25% 20203	2,430	2,442
BBVA Bancomer SA 6.50% 20213	4,830	4,679
Nordea Bank 2.125% 20143	15,000	14,720
Nordea Bank, Series 2, 3.70% 20143	8,000	8,134
ANZ National (International) Ltd. 3.125% 20153	16,500	16,512
Westpac Banking Corp. 3.00% 2015	16,000	16,096
Development Bank of Kazakhstan 5.50% 20153	12,635	12,572
Barclays Bank PLC 5.125% 2020	11,125	11,443
VEB Finance Ltd. 6.902% 20203	9,100	9,373
VEB Finance Ltd. 6.80% 20253	1,500	1,459
Banco del Estado de Chile 4.125% 20203	10,000	10,254
Commerzbank AG, Series 151, 6.625% 2019	£1,170	1,337
Commerzbank AG, Series 774, 7.75% 2021	€8,100	7,722
Banco de Crédito del Perú 5.375% 20203	$7,000	6,901
Regions Financial Corp. 6.375% 2012	6,792	6,877
HSBK (Europe) BV 7.25% 20213	6,710	6,374
Bergen Bank, junior subordinated 0.688% (undated)2	5,000	2,697
SunTrust Banks, Inc. 6.00% 2017	2,000	2,201
Banco Santander-Chile 5.375% 20143	300	310
		995,474

Diversified financials — 2.52%
Bank of America Corp., Series L, 3.625% 2016	17,920	16,537
Bank of America Corp. 3.75% 2016	27,640	25,624
Bank of America Corp. 5.75% 2017	1,000	946
Bank of America Corp. 5.65% 2018	10,065	9,599
Bank of America Corp. 5.625% 2020	45,740	42,307
Bank of America Corp. 5.00% 2021	39,850	36,349
Bank of America Corp. 5.875% 2021	21,295	20,297
Citigroup Inc. 4.587% 2015	35,230	35,493
Citigroup Inc. 4.75% 2015	21,500	21,794
Citigroup Inc. 3.953% 2016	9,915	9,893
Citigroup Inc. 6.125% 2017	7,000	7,482
Citigroup Inc. 6.125% 2018	31,251	33,297
Citigroup Inc. 8.50% 2019	19,358	22,812
Citigroup Inc. 4.50% 2022	11,065	10,662
Morgan Stanley, Series F, 2.875% 2014	14,750	14,136
Morgan Stanley 3.80% 2016	20,500	18,909
Morgan Stanley, Series F, 6.625% 2018	4,425	4,374
Morgan Stanley, Series F, 5.625% 2019	56,150	52,063
Morgan Stanley 5.50% 2021	10,730	9,936
Morgan Stanley, Series F, 5.75% 2021	22,015	20,564
JPMorgan Chase & Co. 3.40% 2015	20,000	20,407
JPMorgan Chase & Co. 3.15% 2016	9,750	9,808
JPMorgan Chase & Co. 3.45% 2016	28,406	28,893
JPMorgan Chase & Co. 4.25% 2020	8,000	8,068
JPMorgan Chase & Co. 4.35% 2021	32,190	32,560
JPMorgan Chase & Co. 4.625% 2021	6,500	6,735
Goldman Sachs Group, Inc. 3.625% 2016	40,975	39,635
Goldman Sachs Group, Inc. 7.50% 2019	20,250	22,389
Goldman Sachs Group, Inc. 5.25% 2021	26,000	25,402
Goldman Sachs Group, Inc. 6.25% 2041	15,870	15,594
UBS AG 2.25% 2014	14,500	14,119
UBS AG 5.875% 2017	9,458	9,861
UBS AG 5.75% 2018	33,177	34,410
UBS AG 4.875% 2020	4,185	4,162
UBS AG 7.75% 2026	4,000	4,674
Capital One Financial Corp. 3.15% 2016	12,500	12,569
Capital One Financial Corp. 6.15% 2016	10,000	10,418
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,5	22,230	19,433
Lazard Group LLC 7.125% 2015	16,500	17,733
Export-Import Bank of Korea 5.875% 2015	12,400	13,363
The Export-Import Bank of Korea 4.375% 2021	4,000	3,972
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,222
Credit Suisse Group AG 2.20% 2014	15,000	14,844
Northern Trust Corp. 4.625% 2014	8,475	9,123
Northern Trust Corp. 5.85% 20173	3,750	4,270
NASDAQ OMX Group, Inc. 5.25% 2018	8,100	8,512
SLM Corp. 6.25% 2016	4,000	3,894
SLM Corp., Series A, 5.00% 2018	3,250	2,821
ING Bank NV 5.50% 2012	€3,750	4,853
Jefferies Group, Inc. 6.875% 2021	$5,000	4,550
ACE Cash Express, Inc. 11.00% 20193	1,200	1,107
International Lease Finance Corp. 5.00% 2012	390	390
American Express Co. 6.15% 2017	150	172
		838,037

Real estate — 2.43%
Prologis, Inc. 7.625% 2014	29,250	32,059
Prologis, Inc. 5.75% 2016	10,000	10,593
Prologis, Inc. 6.125% 2016	5,690	6,222
Prologis, Inc. 6.25% 2017	6,115	6,615
Prologis, Inc. 6.625% 2018	39,285	42,721
Prologis, Inc. 6.625% 2019	2,975	3,242
Prologis, Inc. 7.375% 2019	19,712	22,297
Prologis, Inc. 6.875% 2020	25,250	28,071
Westfield Group 5.40% 20123	18,400	18,856
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	5,000	5,243
Westfield Group 7.50% 20143	12,500	13,712
Westfield Group 5.75% 20153	38,550	41,016
Westfield Group 5.70% 20163	22,195	23,801
Westfield Group 7.125% 20183	16,135	18,051
WEA Finance LLC 4.625% 20213	18,355	18,042
Kimco Realty Corp. 6.00% 2012	12,250	12,610
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,666
Kimco Realty Corp., Series C, 4.82% 2014	25,780	26,799
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,862
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,159
Kimco Realty Corp. 5.70% 2017	28,450	30,693
Kimco Realty Corp. 4.30% 2018	24,420	24,794
Kimco Realty Corp. 6.875% 2019	4,000	4,608
Hospitality Properties Trust 6.75% 2013	14,745	14,986
Hospitality Properties Trust 7.875% 2014	950	1,033
Hospitality Properties Trust 5.125% 2015	6,665	6,754
Hospitality Properties Trust 6.30% 2016	29,368	30,851
Hospitality Properties Trust 5.625% 2017	1,195	1,212
Hospitality Properties Trust 6.70% 2018	33,640	35,682
Simon Property Group, LP 6.75% 2014	9,100	10,028
Simon Property Group, LP 4.20% 2015	2,430	2,579
Simon Property Group, LP 5.875% 2017	15,000	17,155
Simon Property Group, LP 6.125% 2018	34,075	39,160
Simon Property Group, LP 10.35% 2019	8,995	12,361
Simon Property Group, LP 4.125% 2021	1,500	1,571
Simon Property Group, LP 6.75% 2040	2,000	2,616
Realogy Corp., Letter of Credit, 4.522% 20161,2,5	1,908	1,710
Realogy Corp., Term Loan B, 4.691% 20161,2,5	36,467	32,675
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,5	20,325	20,452
Realogy Corp. 7.875% 20193	25,156	22,011
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,679
Developers Diversified Realty Corp. 5.50% 2015	11,643	11,754
Developers Diversified Realty Corp. 9.625% 2016	4,000	4,658
Developers Diversified Realty Corp. 7.50% 2017	9,655	10,437
Developers Diversified Realty Corp. 4.75% 2018	3,000	2,873
Developers Diversified Realty Corp. 7.875% 2020	3,720	4,155
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,285
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,098
ERP Operating LP 6.584% 2015	10,000	11,066
ERP Operating LP 5.125% 2016	4,445	4,768
ERP Operating LP 7.125% 2017	5,000	5,714
ERP Operating LP 4.625% 2021	7,930	8,099
UDR, Inc., Series A, 5.25% 2015	13,030	13,871
Boston Properties, Inc. 5.875% 2019	10,000	11,276
Host Marriott, LP, Series O, 6.375% 2015	2,000	2,045
Host Hotels & Resorts LP 9.00% 2017	1,800	1,966
Host Hotels & Resorts LP 5.875% 20193	5,325	5,445
Rouse Co. 7.20% 2012	565	576
Rouse Co. 5.375% 2013	7,250	7,232
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,299
		808,864

Insurance — 1.53%
ACE INA Holdings Inc. 5.875% 2014	17,445	19,258
ACE INA Holdings Inc. 2.60% 2015	19,990	20,370
ACE INA Holdings Inc. 5.70% 2017	3,500	4,042
ACE INA Holdings Inc. 5.80% 2018	1,000	1,172
ACE Capital Trust II 9.70% 2030	8,000	10,639
Liberty Mutual Group Inc. 5.75% 20143	10,435	10,889
Liberty Mutual Group Inc. 6.70% 20163	6,250	6,776
Liberty Mutual Group Inc. 6.50% 20353	36,610	35,741
PRICOA Global Funding I 5.30% 20133	2,500	2,645
Prudential Financial, Inc. 4.50% 2021	3,000	3,035
Prudential Holdings, LLC, Series C, 8.695% 20231,3	35,310	44,450
Monumental Global Funding 5.50% 20133	16,370	17,054
Monumental Global Funding III 5.25% 20143	21,500	22,608
AEGON NV 6.125% 2031	£1,730	2,646
CNA Financial Corp. 5.85% 2014	$4,500	4,746
CNA Financial Corp. 6.50% 2016	10,000	10,830
CNA Financial Corp. 7.35% 2019	4,270	4,765
CNA Financial Corp. 5.875% 2020	1,250	1,286
CNA Financial Corp. 7.25% 2023	17,145	18,205
MetLife Global Funding I 5.125% 20133	18,000	18,811
MetLife Global Funding I 2.50% 20153	19,500	19,633
AXA SA 8.60% 2030	2,315	2,283
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	6,065	4,003
AXA SA, junior subordinated 6.463% (undated)2,3	34,500	22,252
New York Life Global Funding 5.25% 20123	15,300	15,871
New York Life Global Funding 4.65% 20133	9,370	9,828
New York Life Global Funding 2.45% 20163	2,000	2,052
Berkshire Hathaway Inc. 2.20% 2016	17,000	17,522
Berkshire Hathaway Inc. 3.75% 2021	5,000	5,204
QBE Capital Funding II LP 6.797% (undated)2,3	23,855	20,367
Principal Life Insurance Co. 5.30% 2013	18,150	19,051
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,846
UnumProvident Finance Co. PLC 6.85% 20153	2,000	2,216
Unum Group 7.125% 2016	8,000	9,140
Jackson National Life Global 5.375% 20133	10,000	10,470
RSA Insurance Group PLC 9.375% 20392	£3,765	6,675
RSA Insurance Group PLC 8.50% (undated)2	2,429	3,704
Lincoln National Corp. 5.65% 2012	$10,000	10,203
Assicurazioni Generali SpA. 6.90% 20222	€8,255	10,000
American International Group, Inc. 4.875% 2016	$10,500	9,949
Munich Re Finance BV 6.75% 20232	€6,525	8,806
Aviva PLC, junior subordinated 5.70% (undated)2	5,660	5,505
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,3	$6,375	5,467
Nationwide Financial Services, Inc., junior subordinated 6.75% 20672	5,480	4,768
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,815	3,617
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)2	$3,000	2,377
Chubb Corp., junior subordinated 6.375% 20672	1,000	992
Loews Corp. 6.00% 2035	225	247
		508,016

Automobiles & components — 0.05%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,662

ENERGY — 3.45%
Kinder Morgan Energy Partners LP 5.125% 2014	22,802	24,688
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,497
Kinder Morgan Energy Partners LP 3.50% 2016	1,700	1,770
Kinder Morgan Energy Partners LP 6.00% 2017	20,500	23,232
Kinder Morgan Energy Partners LP 9.00% 2019	4,395	5,550
Kinder Morgan Energy Partners LP 5.30% 2020	2,750	2,999
Kinder Morgan Energy Partners LP 6.85% 2020	38,470	45,292
Kinder Morgan Energy Partners, L.P. 5.80% 2021	1,290	1,462
Kinder Morgan Energy Partners LP 4.15% 2022	11,000	11,207
Kinder Morgan Energy Partners LP 6.95% 2038	1,500	1,697
Kinder Morgan Energy Partners LP 6.55% 2040	3,250	3,647
Kinder Morgan Energy Partners LP 6.375% 2041	2,750	3,105
Enbridge Energy Partners, LP, Series B, 6.50% 2018	28,120	32,746
Enbridge Energy Partners, LP 9.875% 2019	27,505	36,518
Enbridge Energy Partners, LP 5.20% 2020	2,650	2,948
Enbridge Energy Partners, LP 4.20% 2021	40,945	42,826
Enbridge Energy Partners, LP, Series B, 7.50% 2038	13,950	18,513
Enbridge Energy Partners, LP 5.50% 2040	750	837
Enbridge Energy Partners, LP, junior subordinated 8.05% 20772	2,100	2,222
StatoilHydro ASA 2.90% 2014	15,360	16,131
StatoilHydro ASA 3.875% 2014	2,250	2,400
StatoilHydro ASA 1.80% 2016	1,800	1,826
Statoil ASA 3.125% 2017	26,500	27,993
StatoilHydro ASA 5.25% 2019	2,000	2,317
Statoil ASA 3.15% 2022	35,470	36,542
StatoilHydro ASA 4.25% 2041	1,000	1,047
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,592
Anadarko Petroleum Corp. 6.375% 2017	21,750	25,248
Anadarko Petroleum Corp. 8.70% 2019	16,590	21,204
Anadarko Petroleum Corp. 6.20% 2040	5,000	5,574
Husky Energy Inc. 5.90% 2014	3,250	3,535
Husky Energy Inc. 6.20% 2017	17,415	20,404
Husky Energy Inc. 7.25% 2019	23,035	28,224
Husky Energy Inc. 6.80% 2037	4,300	5,404
Shell International Finance BV 1.875% 2013	16,500	16,814
Shell International Finance BV 3.10% 2015	10,000	10,732
Shell International Finance BV 4.30% 2019	13,960	16,220
Shell International Finance BV 4.375% 2020	10,470	12,241
Shell International Finance BV 6.375% 2038	500	689
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,388
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,544
Williams Partners L.P. 4.125% 2020	3,000	3,083
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	17,025	18,871
Williams Partners L.P. 4.00% 2021	8,925	9,179
BG Energy Capital PLC 2.50% 20153	7,200	7,333
BG Energy Capital PLC 2.875% 20163	24,450	25,018
BG Energy Capital PLC 4.00% 20213	12,000	12,389
BG Energy Capital PLC 5.125% 20413	2,500	2,711
Gazprom OJSC 5.092% 20153	7,325	7,447
Gazprom OJSC, Series 13, 6.605% 2018	€3,200	4,354
Gazprom OJSC 5.999% 20213	$3,000	2,992
Gazprom OJSC 6.51% 20223	14,500	14,790
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,100
Gazprom OJSC 7.288% 20373	4,500	4,663
Enbridge Inc. 5.80% 2014	9,200	10,104
Enbridge Inc. 4.90% 2015	3,250	3,540
Enbridge Inc. 5.60% 2017	21,450	24,060
Enterprise Products Operating LLC 5.65% 2013	17,850	18,697
Enterprise Products Operating LLC 5.20% 2020	9,425	10,447
Enterprise Products Operating LLC 5.25% 2020	2,000	2,211
Enterprise Products Operating LLC 4.05% 2022	3,000	3,062
Enterprise Products Operating LLC 5.70% 2042	1,500	1,637
Enterprise Products Operating LLC 7.00% 20672	1,215	1,198
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20171	11,700	14,385
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,481
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	13,439
Pemex Project Funding Master Trust 6.50% 20413	4,275	4,831
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	32,537	32,456
Woodside Finance Ltd. 4.60% 20213	29,875	30,551
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,585	3,854
Ras Laffan Liquefied Natural Gas III 5.50% 20143	330	355
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,664
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	19,360	20,860
Ras Laffan Liquefied Natural Gas III 6.332% 20271	2,000	2,179
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	25,860	26,735
Petroplus Finance Ltd. 6.75% 20143	13,775	7,507
Petroplus Finance Ltd. 7.00% 20173	28,775	14,675
Petroplus Finance Ltd. 9.375% 20193	8,650	4,498
Total Capital SA 3.00% 2015	17,000	17,985
Total Capital SA 3.125% 2015	2,600	2,758
Total Capital SA 4.45% 2020	2,900	3,235
Petrobras International 5.75% 2020	4,600	4,944
Petrobras International 5.375% 2021	1,700	1,794
Petrobras International 6.875% 2040	14,010	16,338
Cenovus Energy Inc. 4.50% 2014	6,000	6,469
Cenovus Energy Inc. 5.70% 2019	12,000	14,094
Chevron Corp. 4.95% 2019	14,967	17,699
Transocean Inc. 5.05% 2016	3,900	3,987
Transocean Inc. 6.375% 2021	10,840	11,539
Transocean Inc. 7.35% 2041	1,455	1,619
Reliance Holdings Ltd. 4.50% 20203	6,350	5,778
Reliance Holdings Ltd. 6.25% 20403	11,000	9,795
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,188
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,884
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	1,000	1,005
Devon Energy Corp. 5.625% 2014	2,500	2,728
Devon Energy Corp. 6.30% 2019	8,990	11,009
Canadian Natural Resources Ltd. 3.45% 2021	11,005	11,489
Spectra Energy Partners, LP 2.95% 2016	6,375	6,426
Spectra Energy Partners 4.60% 2021	2,185	2,287
Korea National Oil Corp. 4.00% 20163	8,350	8,619
Laredo Petroleum, Inc. 9.50% 20193	7,300	7,774
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	7,154	7,404
Energy Transfer Partners, LP 7.50% 2020	3,700	4,061
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,049
Rockies Express Pipeline LLC 6.85% 20183	2,840	2,937
PETRONAS Capital Ltd. 7.00% 20123	2,250	2,304
PTT Exploration & Production Ltd 5.692% 20213	1,650	1,730
Overseas Shipholding Group, Inc. 8.125% 2018	1,650	1,021
Teekay Corp. 8.50% 2020	725	701
General Maritime Corp. 12.00% 20176	2,650	60
		1,149,891

CONSUMER DISCRETIONARY — 3.45%
Media — 1.88%
Tele-Communications, Inc. 9.80% 2012	17,500	17,616
Comcast Corp. 6.30% 2017	13,410	15,885
Comcast Corp. 5.875% 2018	20,570	23,809
Comcast Corp. 6.45% 2037	8,500	10,321
Comcast Corp. 6.95% 2037	15,520	19,778
Comcast Corp. 6.55% 2039	1,000	1,235
Comcast Corp. 6.40% 2040	15,300	19,052
Time Warner Inc. 5.875% 2016	32,170	37,179
Time Warner Companies, Inc. 7.25% 2017	1,600	1,920
Time Warner Inc. 4.75% 2021	14,840	16,118
Time Warner Cable Inc. 4.00% 2022	3,820	3,947
Time Warner Companies, Inc. 7.57% 2024	12,340	15,544
Time Warner Inc. 6.20% 2040	9,450	11,150
Time Warner Cable Inc. 5.375% 2041	2,630	2,854
Time Warner Inc. 6.25% 2041	7,950	9,549
Time Warner Cable Inc. 6.20% 2013	9,700	10,414
Time Warner Cable Inc. 7.50% 2014	15,675	17,562
Time Warner Cable Inc. 6.75% 2018	20,650	24,553
Time Warner Cable Inc. 8.25% 2019	7,215	9,073
Time Warner Cable Inc. 4.00% 2021	10,280	10,417
Time Warner Cable Inc. 4.125% 2021	2,000	2,057
Time Warner Cable Inc. 6.75% 2039	6,800	8,049
Time Warner Cable Inc. 5.50% 2041	2,750	2,903
NBCUniversal Media, LLC 2.10% 2014	12,000	12,207
NBCUniversal Media, LLC 2.875% 2016	17,000	17,352
NBCUniversal Media, LLC 5.15% 2020	10,000	11,149
NBCUniversal Media, LLC 4.375% 2021	21,000	22,196
NBCUniversal Media, LLC 6.40% 2040	4,600	5,665
NBCUniversal Media, LLC 5.95% 20414	5,100	6,119
News America Holdings Inc. 8.00% 2016	1,000	1,235
News America Inc. 6.90% 2019	12,750	15,002
News America Inc. 4.50% 2021	5,250	5,513
News America Inc. 6.15% 2037	300	329
News America Inc. 6.65% 2037	23,300	26,439
News America Inc. 6.15% 2041	9,685	11,182
Thomson Reuters Corp. 6.50% 2018	31,855	38,207
Cox Communications, Inc. 7.125% 2012	7,000	7,331
Cox Communications, Inc. 5.45% 2014	17,045	18,936
Cox Communications, Inc. 9.375% 20193	7,225	9,784
Walt Disney Co. 0.875% 2014	25,500	25,641
Virgin Media Finance PLC 8.375% 20193	8,050	8,875
Virgin Media Secured Finance PLC 5.25% 2021	2,650	2,812
Virgin Media Secured Finance PLC 5.50% 2021	£3,000	4,647
Univision Communications Inc., Term Loan, 4.546% 20171,2,5	$14,696	13,127
Univision Communications Inc. 8.50% 20213	2,240	2,050
WPP Finance 2010 4.75% 20213	12,125	12,055
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	9,596
Nara Cable Funding Ltd. 8.875% 2018	€8,170	9,463
Charter Communications, Inc. 13.50% 2016	$7,334	8,507
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	6,500	7,053
Grupo Televisa, SAB 6.625% 2040	5,200	5,916
DISH DBS Corp 6.75% 2021	4,075	4,411
Warner Music Group 9.50% 20163	2,800	3,052
Radio One, Inc., Term Loan B, 7.50% 20161,2,5	2,844	2,650
Cinemark USA, Inc. 8.625% 2019	2,000	2,185
Regal Cinemas Corp. 8.625% 2019	2,000	2,170
UPC Germany GmbH 9.625% 2019	€1,250	1,680
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 8.625% 20173	$325	346
		625,867

Retailing — 0.61%
Macy’s Retail Holdings, Inc. 8.125% 20152	21,050	24,326
Federated Department Stores, Inc. 7.45% 2017	1,880	2,198
Federated Department Stores, Inc. 6.90% 2029	7,036	7,748
May Department Stores Co. 6.70% 2034	25	28
Staples, Inc. 9.75% 2014	29,627	33,897
Nordstrom, Inc. 6.75% 2014	18,975	21,293
Nordstrom, Inc. 4.00% 2021	7,075	7,387
Michaels Stores, Inc. 11.375% 2016	3,000	3,195
Michaels Stores, Inc. 13.00% 2016	7,235	7,741
Michaels Stores, Inc. 7.75% 2018	8,500	8,627
Neiman Marcus Group, Inc. 10.375% 2015	2,000	2,088
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,5	12,335	11,919
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,5	4,296	4,249
Toys “R” Us Property Co. II, LLC 8.50% 2017	8,275	8,606
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	714
J.C. Penney Co., Inc. 5.75% 2018	8,523	8,608
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,955
Home Depot, Inc. 4.40% 2021	7,500	8,469
Marks and Spencer Group PLC 6.25% 20173	1,135	1,208
Marks and Spencer Group PLC 7.125% 20373	5,856	5,837
Academy, Ltd. 9.25% 20193	7,000	6,947
Limited Brands, Inc. 7.00% 2020	1,770	1,925
Limited Brands, Inc. 6.625% 2021	4,230	4,505
PETCO Animal Supplies, Inc. 9.25% 20183	4,625	4,983
Bon-Ton Department Stores, Inc. 10.25% 2014	7,000	4,524
Needle Merger Sub Corp. 8.125% 20193	3,855	3,691
Sally Holdings LLC and Sally Capital Inc. 6.875% 20193	2,625	2,756
Target Corp. 0.575% 20142	2,000	2,001
Lowe’s Companies, Inc. 3.80% 2021	1,000	1,052
		203,477

Consumer services — 0.55%
MGM Resorts International 6.75% 2012	9,235	9,397
MGM Resorts International 6.75% 2013	16,825	17,014
MGM Resorts International 13.00% 2013	2,875	3,428
MGM Resorts International 5.875% 2014	34,190	33,335
MGM Resorts International 6.625% 2015	2,600	2,483
Boyd Gaming Corp. 6.75% 2014	10,830	10,316
Boyd Gaming Corp. 7.125% 2016	9,395	8,174
Boyd Gaming Corp. 9.125% 2018	7,920	7,564
Revel Entertainment, Term Loan B, 9.00% 20181,2,5	18,500	16,955
Marriott International, Inc., Series I, 6.375% 2017	12,750	14,719
Seminole Tribe of Florida 5.798% 20131,3	4,375	4,394
Seminole Tribe of Florida 7.804% 20201,3	7,745	7,557
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	8,000	8,920
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	4,303
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	3,223
NCL Corp. Ltd. 11.75% 2016	3,550	4,100
NCL Corp. Ltd. 9.50% 2018	2,525	2,645
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,103
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	7,525	5,343
Burger King Corp 0%/11.00% 20193,7	8,075	5,067
Seneca Gaming Corp. 8.25% 20183	2,775	2,726
Marina District Finance Co., Inc. 9.50% 2015	2,000	1,880
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,850	1,864
		181,510

Automobiles & components — 0.35%
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	18,282
Daimler Finance NA LLC 2.625% 20163	24,800	24,688
Daimler Finance NA LLC 3.00% 20163	4,000	4,051
DaimlerChrysler North America Holding Corp. 8.50% 2031	9,000	12,600
Volkswagen International Finance NV 0.984% 20142,3	13,000	12,747
Volkswagen International Finance NV 2.875% 20163	3,000	3,057
Volkswagen International Finance NV 4.00% 20203	11,650	11,920
Allison Transmission Holdings, Inc. 11.00% 20153	20,076	21,281
Dynacast International Ltd. 9.25% 20193	3,325	3,142
Tower Automotive Holdings 10.625% 20173	2,764	2,792
Peugeot SA 4.375% 20163	2,000	1,855
		116,415

Consumer durables & apparel — 0.06%
Hanesbrands Inc., Series B, 4.146% 20142	6,627	6,627
Hanesbrands Inc. 8.00% 2016	3,100	3,387
Mattel, Inc. 2.50% 2016	5,000	5,039
Jarden Corp. 8.00% 2016	3,020	3,276
		18,329

INDUSTRIALS — 2.91%
Capital goods — 1.63%
General Electric Capital Corp., Series A, 2.25% 2015	21,500	21,620
General Electric Capital Corp. 2.95% 2016	2,790	2,873
General Electric Capital Corp. 3.35% 2016	35,500	37,019
General Electric Co. 5.25% 2017	2,596	2,984
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,485
General Electric Capital Corp., Series A, 6.00% 2019	27,614	31,757
General Electric Capital Corp. 4.375% 2020	28,900	29,575
General Electric Capital Corp. 4.65% 2021	15,000	15,680
Volvo Treasury AB 5.95% 20153	58,103	61,770
Volvo Treasury AB 5.00% 2017	€3,115	4,181
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20141,2,5	$5,006	3,787
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20141,2,5	52,162	39,464
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,5	1,194	954
Hawker Beechcraft Acquisition Co., LLC 8.875% 20152,8	1,568	298
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	2,185	218
Ply Gem Industries, Inc. 13.125% 2014	6,055	5,389
Ply Gem Industries, Inc. 8.25% 2018	31,700	27,777
JELD-WEN Escrow Corp. 12.25% 20173	30,000	31,950
Northrop Grumman Corp. 3.70% 2014	9,500	10,043
Northrop Grumman Corp. 5.05% 2019	17,180	19,176
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	31,700	27,817
US Investigations Services, Inc., Term Loan B, 3.037% 20151,2,5	577	538
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,5	5,461	5,433
US Investigations Services, Inc. 10.50% 20153	7,200	6,516
US Investigations Services, Inc. 11.75% 20163	6,610	5,817
Nortek Inc. 10.00% 20183	8,000	7,620
Nortek Inc. 8.50% 20213	12,205	10,374
United Technologies Corp. 4.50% 2020	14,430	16,285
BAE Systems Holdings Inc. 4.95% 20143	14,290	15,112
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.43% 20141,2,5	302	296
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.43% 20141,2,5	289	283
DAE Aviation Holdings, Inc. 11.25% 20153	13,605	14,217
Raytheon Co. 6.75% 2018	4,030	4,891
Raytheon Co. 4.40% 2020	7,895	8,684
Honeywell International Inc. 5.00% 2019	8,725	10,192
Euramax International, Inc. 9.50% 20163	11,955	9,385
Ashtead Capital, Inc. 9.00% 20163	7,450	7,804
Hutchison Whampoa International Ltd. 6.50% 20133	7,200	7,543
Esterline Technologies Corp. 6.625% 2017	2,495	2,595
Esterline Technologies Corp. 7.00% 2020	3,475	3,683
Danaher Corp. 2.30% 2016	1,065	1,108
Danaher Corp. 3.90% 2021	4,000	4,423
Atlas Copco AB 5.60% 20173	4,525	5,128
TransDigm Inc. 7.75% 2018	3,125	3,375
Odebrecht Finance Ltd 7.00% 2020	2,500	2,687
Odebrecht Finance Ltd 6.00% 20233	500	504
H&E Equipment Services, Inc. 8.375% 2016	2,350	2,415
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,096
Eaton Corp. 0.885% 20142	2,000	2,001
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	211
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,650	1,757
Sequa Corp., Term Loan B, 3.63% 20141,2,5	1,599	1,562
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	325	336
		543,688

Transportation — 1.18%
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.879% 20151,2	1,044	986
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20161	9,767	9,737
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20171	60	59
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	794	767
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	146	144
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	14,569	15,079
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	19,090	19,949
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20191	339	332
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	12,002	12,549
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20201	7,998	7,718
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20211	271	288
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	819	776
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	2,050	2,048
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	10,892	11,246
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20221	3,854	3,719
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	12,641	13,510
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	10,339	11,127
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20221	996	976
Union Pacific Corp. 5.125% 2014	8,430	9,101
Union Pacific Corp. 5.75% 2017	12,250	14,513
Union Pacific Corp. 4.00% 2021	15,000	16,118
Union Pacific Corp. 4.163% 2022	7,437	8,085
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20221	6,078	7,098
Union Pacific Corp. 6.15% 2037	10,930	13,634
Northwest Airlines, Inc., Term Loan B, 4.08% 20131,2,5	1,597	1,589
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20141	5,040	5,116
Northwest Airlines, Inc., Term Loan A, 2.33% 20181,2,5	55,539	51,929
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20241	98	97
Burlington Northern Santa Fe LLC 7.00% 2014	1,875	2,102
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,446
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,568
Burlington Northern Santa Fe, LLC 3.60% 2020	7,500	7,781
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,891
Burlington Northern Santa Fe LLC 6.15% 2037	2,500	3,163
Burlington Northern Santa Fe, LLC 5.05% 2041	500	556
Norfolk Southern Corp. 5.75% 2016	6,740	7,811
Norfolk Southern Corp. 5.75% 2018	5,000	5,901
Norfolk Southern Corp. 5.90% 2019	9,250	11,253
Norfolk Southern Corp. 3.25% 2021	2,000	2,033
Norfolk Southern Corp. 4.837% 20413	1,118	1,188
CEVA Group PLC, Bridge Loan, 9.75% 20151,2,4,5	1,500	960
CEVA Group PLC 11.625% 20163	4,890	4,878
CEVA Group PLC 8.375% 20173	16,625	15,669
CEVA Group PLC 11.50% 20183	4,955	4,497
Canadian National Railway Co. 1.45% 2016	6,090	6,064
Canadian National Railway Co. 5.55% 2018	2,250	2,680
Canadian National Railway Co. 2.85% 2021	10,000	10,153
CSX Corp. 5.75% 2013	8,385	8,830
CSX Corp. 7.375% 2019	7,500	9,359
AMR Corp. 9.00% 2012	1,300	299
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20191	235	45
American Airlines, Inc., Series 2011-2, Class A, 8.625% 20231	10,500	10,940
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	3,350	2,446
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,425	4,069
Navios South American Logistics Inc. 9.25% 20193	375	302
RailAmerica, Inc. 9.25% 2017	3,200	3,512
CMA CGM 8.50% 20173	2,025	835
		393,521

Commercial & professional services — 0.10%
ARAMARK Corp. 3.929% 20152	3,450	3,347
ARAMARK Corp. 8.50% 2015	9,450	9,734
Republic Services, Inc. 3.80% 2018	2,000	2,074
Republic Services, Inc. 5.00% 2020	5,000	5,621
Republic Services, Inc. 5.70% 2041	2,000	2,298
Waste Management, Inc. 2.60% 2016	3,330	3,385
Waste Management, Inc. 4.60% 2021	5,455	5,920
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	243
		32,622

TELECOMMUNICATION SERVICES — 2.63%
ALLTEL Corp. 7.00% 2012	12,485	12,866
Verizon Communications Inc. 2.00% 2016	11,610	11,659
Verizon Communications Inc. 3.00% 2016	24,000	25,163
Verizon Communications Inc. 8.50% 2018	8,000	10,809
Verizon Communications Inc. 8.75% 2018	26,000	35,157
Verizon Communications Inc. 3.50% 2021	44,565	46,475
Verizon Communications Inc. 4.75% 2041	7,250	7,818
SBC Communications Inc. 5.875% 2012	12,587	12,996
AT&T Inc. 4.95% 2013	17,200	17,931
AT&T Inc. 2.40% 2016	13,095	13,378
SBC Communications Inc. 5.625% 2016	22,575	25,928
AT&T Inc. 3.875% 2021	8,000	8,476
AT&T Inc. 5.35% 2040	22,274	25,102
AT&T Inc. 5.55% 2041	965	1,138
Telecom Italia Capital SA 5.25% 2015	32,100	29,475
Telecom Italia Capital SA 6.999% 2018	25,881	24,220
Telecom Italia Capital SA 7.175% 2019	18,916	17,746
Telecom Italia Capital SA 6.375% 2033	3,820	2,897
Telecom Italia SpA 7.75% 2033	€4,935	5,627
Telecom Italia Capital SA 6.00% 2034	$1,955	1,450
Telecom Italia Capital SA 7.20% 2036	10,338	8,549
France Télécom 4.375% 2014	13,930	14,725
France Télécom 2.125% 2015	32,765	32,496
France Télécom 2.75% 2016	23,750	23,845
France Télécom 4.125% 2021	3,000	3,029
Nextel Communications, Inc., Series E, 6.875% 2013	13,515	13,515
Nextel Communications, Inc., Series F, 5.95% 2014	29,570	28,683
Nextel Communications, Inc., Series D, 7.375% 2015	19,100	17,572
Sprint Nextel Corp. 11.50% 20213	9,550	9,478
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	26,195	25,213
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	24,450	23,533
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20173	16,200	13,568
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,314
Deutsche Telekom International Finance BV 3.125% 20163	12,175	12,280
Deutsche Telekom International Finance BV 8.75% 20302	7,343	10,256
Deutsche Telekom International Finance BV 9.25% 2032	9,101	13,548
Wind Acquisition SA 11.75% 20173	42,977	38,679
Wind Acquisition SA 7.25% 20183	9,275	8,463
Cricket Communications, Inc. 10.00% 2015	27,685	27,823
Cricket Communications, Inc. 7.75% 2016	13,540	14,048
Telefónica Emisiones, SAU 3.992% 2016	14,500	13,957
Telefónica Emisiones, SAU 4.375% 2016	€5,665	7,320
Telefónica Emisiones, SAU 5.134% 2020	$7,529	7,081
Telefónica Emisiones, SAU 5.462% 2021	7,887	7,537
Telefónica Europe BV 8.25% 2030	1,675	1,844
Telefónica Emisiones, SAU 7.045% 2036	84	82
Vodafone Group PLC, Term Loan, 6.875% 20151,4,5,8	4,924	4,936
Vodafone Group PLC, Term Loan B, 6.25% 20161,4,5,8	5,325	5,312
Vodafone Group PLC 5.45% 2019	17,500	20,397
Koninklijke KPN NV 8.375% 2030	18,925	24,313
Digicel Group Ltd. 12.00% 20143	5,000	5,650
Digicel Group Ltd. 8.875% 20153	13,040	12,910
América Móvil, SAB de CV 2.375% 2016	4,500	4,511
América Móvil, SAB de CV 5.00% 2020	6,700	7,433
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,861
American Tower Corp. 4.625% 2015	$10,000	10,433
American Tower Corp. 5.90% 2021	2,000	2,106
Level 3 Financing, Inc. 8.75% 2017	1,100	1,125
Level 3 Financing, Inc. 10.00% 2018	6,475	6,896
Level 3 Escrow Inc. 8.125% 20193	3,350	3,308
Level 3 Communications, Inc. 11.875% 2019	1,000	1,070
Frontier Communications Corp. 8.25% 2017	11,575	11,893
Trilogy International Partners, LLC, 10.25% 20163	8,600	7,912
LightSquared, Term Loan B, 12.00% 20141,5,8	18,390	7,885
Crown Castle International Corp. 9.00% 2015	2,550	2,783
Crown Castle International Corp. 7.75% 20173	300	325
SBA Telecommunications, Inc. 8.00% 2016	725	785
Syniverse Holdings, Inc. 9.125% 2019	500	530
Sorenson Communications 10.50% 20153	575	400
		875,523

HEALTH CARE — 2.62%
Pharmaceuticals, biotechnology & life sciences — 1.44%
Roche Holdings Inc. 5.00% 20143	6,685	7,254
Roche Holdings Inc. 6.00% 20193	34,020	41,419
Roche Holdings Inc. 7.00% 20393	18,060	25,828
Biogen Idec Inc. 6.00% 2013	30,050	31,608
Biogen Idec Inc. 6.875% 2018	20,000	24,198
Novartis Capital Corp. 1.90% 2013	15,000	15,301
Novartis Capital Corp. 4.125% 2014	11,025	11,803
Novartis Securities Investment Ltd. 5.125% 2019	21,530	25,334
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,176
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,074
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	9,517
Gilead Sciences, Inc. 2.40% 2014	7,215	7,351
Gilead Sciences, Inc. 3.05% 2016	9,665	9,905
Gilead Sciences, Inc. 4.40% 2021	14,720	15,608
Gilead Sciences, Inc. 5.65% 2041	8,455	9,378
Amgen Inc. 2.50% 2016	27,200	27,564
Amgen Inc. 3.875% 2021	2,000	2,021
Amgen Inc. 5.15% 2041	10,750	11,165
Pfizer Inc 5.35% 2015	125	142
Pfizer Inc 6.20% 2019	22,140	27,351
inVentiv Health Inc. 10.00% 20183	18,515	17,034
inVentiv Health Inc. 10.00% 20183	8,300	7,636
Schering-Plough Corp. 5.30% 20132	6,000	6,526
Schering-Plough Corp. 5.375% 2014	€6,395	9,121
Schering-Plough Corp. 6.00% 2017	$5,300	6,507
Quintiles, Term Loan B, 5.00% 20181,2,5	20,447	20,125
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	13,100	14,050
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,750	1,877
Alkermes, Inc., Term Loan B, 6.75% 20171,2,5	9,045	9,011
Alkermes, Inc., Term Loan B, 9.50% 20181,2,5	3,555	3,519
AstraZeneca PLC 5.40% 2012	12,000	12,417
Sanofi 0.884% 20142	11,000	10,990
Grifols Inc. 8.25% 2018	5,065	5,344
Patheon Inc. 8.625% 20173	6,507	5,206
Johnson & Johnson 0.547% 20142	5,000	5,016
Abbott Laboratories 2.70% 2015	4,315	4,530
		480,906

Health care equipment & services — 1.18%
Express Scripts Inc. 5.25% 2012	6,320	6,440
Express Scripts Inc. 2.75% 20143	16,000	16,207
Express Scripts Inc. 6.25% 2014	27,133	29,596
Express Scripts Inc. 3.125% 2016	18,427	18,552
Express Scripts Inc. 3.50% 20163	3,000	3,059
Express Scripts Inc. 4.75% 20213	7,500	7,773
Express Scripts Inc. 6.125% 20413	4,500	4,874
UnitedHealth Group Inc. 6.00% 2017	21,892	25,786
UnitedHealth Group Inc. 3.875% 2020	2,900	3,085
UnitedHealth Group Inc. 3.375% 2021	5,000	5,180
UnitedHealth Group Inc. 4.70% 2021	9,420	10,606
UnitedHealth Group Inc. 5.70% 2040	1,250	1,499
UnitedHealth Group Inc. 4.625% 2041	5,000	5,268
PTS Acquisition Corp. 9.50% 20152,8	22,716	23,454
PTS Acquisition Corp. 9.75% 2017	€8,775	10,392
Cardinal Health, Inc. 5.50% 2013	$5,535	5,870
Cardinal Health, Inc. 4.00% 2015	6,490	6,952
Cardinal Health, Inc. 4.625% 2020	6,020	6,463
Allegiance Corp. 7.00% 2026	9,635	12,072
VWR Funding, Inc., Series B, 10.25% 20152,8	25,784	26,751
Kinetic Concepts, Inc. 10.50% 20183	22,275	21,885
Tenet Healthcare Corp. 7.375% 2013	8,195	8,482
Tenet Healthcare Corp. 9.25% 2015	11,600	12,253
Boston Scientific Corp. 6.00% 2020	12,900	14,419
Multiplan Inc. 9.875% 20183	13,300	13,899
Coventry Health Care, Inc. 6.30% 2014	11,395	12,408
Symbion Inc. 8.00% 2016	12,850	11,934
DENTSPLY International Inc. 1.957% 20132	5,000	5,036
DENTSPLY International Inc. 2.75% 2016	5,620	5,681
Surgical Care Affiliates, Inc. 8.875% 20152,3,8	3,927	3,957
Surgical Care Affiliates, Inc. 10.00% 20173	6,845	6,605
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,379
Bausch & Lomb Inc. 9.875% 2015	9,625	10,154
Rotech Healthcare Inc. 10.50% 2018	10,695	8,289
Merge Healthcare Inc 11.75% 2015	5,250	5,591
Centene Corp. 5.75% 2017	5,260	5,260
McKesson Corp. 3.25% 2016	1,580	1,674
McKesson Corp. 6.00% 2041	1,045	1,338
WellPoint, Inc. 4.35% 2020	1,000	1,082
ConvaTec Healthcare 10.50% 20183	1,010	907
Vanguard Health Systems Inc. 0% 2016	999	629
		391,741

UTILITIES — 2.29%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	23,274
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	59,664
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,531
MidAmerican Energy Co. 4.65% 2014	5,000	5,448
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	242
MidAmerican Energy Co. 5.95% 2017	3,000	3,564
MidAmerican Energy Co. 5.30% 2018	5,000	5,845
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	43,552
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,152
Consumers Energy Co. 5.65% 2018	6,925	8,191
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	36,427	44,263
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,278	5,425
Niagara Mohawk Power 3.553% 20143	14,850	15,612
National Grid PLC 6.30% 2016	37,605	43,205
National Grid Co. PLC 5.875% 2024	£170	311
Energy East Corp. 6.75% 2012	$7,155	7,318
Iberdrola Finance Ireland 3.80% 20143	17,515	17,500
Scottish Power PLC 5.375% 2015	19,479	20,508
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,700	1,912
CenterPoint Energy Resources Corp. 4.50% 2021	40,910	43,393
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	7,738
Public Service Co. of Colorado 5.80% 2018	9,606	11,547
Public Service Co. of Colorado 5.125% 2019	4,950	5,859
Public Service Co. of Colorado 3.20% 2020	14,945	15,527
Ohio Edison Co. 6.40% 2016	6,260	7,225
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,280
Toledo Edison Co. 7.25% 2020	5,025	6,271
Israel Electric Corp. Ltd. 7.25% 20193	15,300	15,806
Israel Electric Corp. 7.25% 2019	8,125	8,394
Israel Electric Corp. Ltd. 8.10% 20963	6,250	6,444
Veolia Environnement 6.00% 2018	11,445	12,509
Veolia Environnement 6.125% 2033	€12,275	17,023
Teco Finance, Inc. 6.75% 2015	$15,546	17,451
Teco Finance, Inc. 4.00% 2016	3,303	3,478
Teco Finance, Inc. 6.572% 2017	3,013	3,583
Teco Finance, Inc. 5.15% 2020	2,382	2,650
E.ON International Finance BV 5.80% 20183	20,500	23,475
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20173	12,000	13,200
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,970
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20213	3,055	3,192
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20363	2,000	1,975
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,553
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,863
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,160
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	12,114
TXU, Term Loan, 4.776% 20171,2,5	14,373	9,137
Texas Competitive Electric Holdings Co. LLC, 11.50% 20203	12,830	10,954
AES Corp. 7.75% 2015	6,575	7,183
AES Corp. 8.00% 2020	8,350	9,227
Enel Finance International SA 3.875% 20143	10,929	10,648
ENEL SpA 5.625% 2027	€2,565	2,884
Edison Mission Energy 7.75% 2016	$2,025	1,488
Midwest Generation, LLC, Series B, 8.56% 20161	10,609	10,768
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,052
Ohio Power Co., Series H, 4.85% 2014	5,965	6,337
Ohio Power Co., Series M, 5.375% 2021	2,950	3,389
Ohio Power Co., Series G, 6.60% 2033	1,500	1,926
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,488
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,590
SP PowerAssets Ltd. 5.00% 20133	8,000	8,529
Intergen Power 9.00% 20173	8,000	8,460
Ameren Corp. 8.875% 2014	7,000	7,849
PG&E Corp. 5.75% 2014	2,000	2,180
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,279
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20281	6,375	6,924
PSEG Power LLC 2.75% 2016	3,140	3,160
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,595
Colbun SA 6.00% 20203	5,400	5,741
Electricité de France SA 5.50% 20143	3,000	3,206
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,063
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	2,144	2,378
Progress Energy, Inc. 6.05% 2014	2,100	2,319
Eskom Holdings Ltd. 5.75% 20213	1,765	1,805
Constellation Energy Group, Inc. 7.60% 2032	1,000	1,290
NRG Energy, Inc. 8.25% 2020	1,000	1,010
		763,056

CONSUMER STAPLES — 1.86%
Food, beverage & tobacco — 1.07%
Anheuser-Busch InBev NV 2.50% 2013	3,000	3,057
Anheuser-Busch InBev NV 0.761% 20142	8,710	8,674
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,912
Anheuser-Busch InBev NV 4.125% 2015	37,375	40,331
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,194
Anheuser-Busch InBev NV 6.875% 2019	$6,740	8,475
Anheuser-Busch InBev NV 7.75% 2019	7,250	9,401
Anheuser-Busch InBev NV 5.375% 2020	6,500	7,633
Anheuser-Busch InBev NV 6.375% 2040	3,000	4,130
Coca-Cola Co. 1.50% 2015	22,970	23,310
Coca-Cola Co. 1.80% 2016	22,815	23,261
Coca-Cola Co. 3.15% 2020	14,190	14,916
Altria Group, Inc. 9.25% 2019	13,000	17,476
Altria Group, Inc. 4.75% 2021	15,000	16,541
Altria Group, Inc. 9.95% 2038	4,100	6,245
Altria Group, Inc. 10.20% 2039	4,000	6,234
PepsiCo, Inc. 3.10% 2015	17,000	18,033
PepsiCo, Inc. 2.50% 2016	12,500	13,020
Pernod Ricard SA 4.45% 20223	20,500	21,510
Philip Morris International Inc. 2.90% 2021	14,200	14,502
Philip Morris International Inc. 4.375% 2041	5,000	5,207
British American Tobacco International Finance PLC 9.50% 20183	13,000	17,671
General Mills, Inc. 0.811% 20142	7,000	6,980
General Mills, Inc. 3.15% 2021	5,000	5,074
Kraft Foods Inc. 2.625% 2013	3,830	3,915
Kraft Foods Inc. 6.50% 2040	4,000	5,213
Fortune Brands, Inc. 6.375% 2014	6,467	7,077
Del Monte Corp. 7.625% 2019	4,000	3,860
BFF International Ltd. 7.25% 20203	3,000	3,337
CEDC Finance Corp. 9.125% 20163	3,500	2,494
Smithfield Foods, Inc., Series B, 7.75% 2013	81	86
Smithfield Foods, Inc. 10.00% 2014	1,321	1,542
Smithfield Foods, Inc. 7.75% 2017	725	798
Constellation Brands, Inc. 8.375% 2014	550	620
Constellation Brands, Inc. 7.25% 2017	750	829
Pilgrim’s Pride Corp. 7.875% 2018	1,500	1,417
Tyson Foods, Inc. 10.50% 2014	700	812
Tyson Foods, Inc. 6.85% 20162	500	551
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,302
Cott Beverages Inc. 8.375% 2017	1,000	1,084
		357,724

Food & staples retailing — 0.78%
Kroger Co. 5.00% 2013	18,000	18,838
Kroger Co. 7.50% 2014	11,343	12,684
Kroger Co. 3.90% 2015	10,000	10,761
Kroger Co. 6.40% 2017	29,450	35,076
Rite Aid Corp. 9.75% 2016	23,550	25,905
Rite Aid Corp. 10.375% 2016	9,350	9,981
Rite Aid Corp. 10.25% 2019	6,040	6,689
Rite Aid Corp. 8.00% 2020	3,075	3,413
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,253
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,306
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,615
Wal-Mart Stores, Inc. 3.625% 2020	5,128	5,629
Delhaize Group 5.875% 2014	5,850	6,354
Delhaize Group 6.50% 2017	16,205	19,073
Delhaize Group 5.70% 2040	2,465	2,535
Safeway Inc. 5.00% 2019	16,000	17,092
Safeway Inc. 3.95% 2020	8,171	8,081
Tesco PLC 5.50% 20173	12,559	14,596
SUPERVALU INC. 7.50% 2012	365	371
Albertson’s, Inc. 7.25% 2013	2,025	2,116
SUPERVALU INC. 7.50% 2014	1,830	1,871
SUPERVALU INC. 8.00% 2016	4,200	4,358
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	7,625	8,006
Stater Bros. Holdings Inc. 7.75% 2015	3,650	3,764
Stater Bros. Holdings Inc. 7.375% 2018	1,100	1,166
Ingles Markets, Inc. 8.875% 2017	2,550	2,773
		259,306

Household & personal products — 0.01%
Procter & Gamble Co. 3.50% 2015	150	162
Procter & Gamble Co. 1.45% 2016	2,645	2,679
		2,841

MATERIALS — 1.41%
ArcelorMittal 5.375% 2013	6,500	6,657
ArcelorMittal 3.75% 2015	24,000	22,966
ArcelorMittal 3.75% 2016	11,955	11,362
ArcelorMittal 9.85% 2019	4,000	4,454
ArcelorMittal 5.50% 2021	16,650	15,305
ArcelorMittal 7.00% 2039	1,000	931
ArcelorMittal 6.75% 2041	9,500	8,555
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,851
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,709
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	14,963
Rio Tinto Finance (USA) Ltd. 9.00% 2019	12,670	17,311
International Paper Co. 7.40% 2014	26,750	29,717
International Paper Co. 7.95% 2018	10,500	12,794
International Paper Co. 7.50% 2021	2,000	2,472
International Paper Co. 4.75% 2022	1,500	1,597
Dow Chemical Co. 7.60% 2014	21,250	24,046
Dow Chemical Co. 5.70% 2018	4,500	5,019
Dow Chemical Co. 4.25% 2020	5,000	5,214
Dow Chemical Co. 4.125% 2021	5,000	5,137
Teck Resources Ltd. 3.15% 2017	4,345	4,445
Teck Resources Ltd. 4.75% 2022	21,895	23,573
Teck Resources Ltd. 6.25% 2041	9,250	10,704
Xstrata Canada Financial Corp. 2.85% 20143	7,000	7,042
Xstrata Canada Financial Corp. 3.60% 20173	13,000	13,125
Xstrata Canada Financial Corp. 4.95% 20213	7,880	8,063
Reynolds Group 8.75% 20163	11,710	12,383
Reynolds Group 9.25% 20183	1,310	1,261
Reynolds Group 7.875% 20193	2,955	3,103
Reynolds Group 9.00% 20193	1,100	1,051
Reynolds Group 9.875% 20193	9,660	9,419
Newcrest Finance Pty Ltd. 4.45% 20213	23,285	23,004
Newcrest Finance Pty Ltd. 5.75% 20413	4,000	3,999
Cliffs Natural Resources Inc. 4.875% 2021	14,500	14,469
Cliffs Natural Resources Inc. 6.25% 2040	3,625	3,576
Georgia Gulf Corp. 9.00% 20173	15,825	16,814
POSCO 4.25% 20203	15,000	14,547
Ecolab Inc. 3.00% 2016	7,820	8,100
Nalco Co. 8.25% 2017	300	340
Ecolab Inc. 4.35% 2021	1,500	1,604
Ecolab Inc. 5.50% 2041	1,250	1,388
CEMEX Finance LLC 9.50% 2016	5,925	5,229
CEMEX Finance LLC 9.50% 20163	5,200	4,589
CEMEX SA 9.25% 20203	1,126	870
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,674
Newpage Corp. 11.375% 2014	11,460	8,538
MacDermid 9.50% 20173	5,870	5,870
Anglo American Capital PLC 2.15% 20133	5,130	5,141
OMNOVA Solutions Inc. 7.875% 2018	4,500	3,915
Ardagh Packaging Finance 7.375% 2017	€1,100	1,402
Ardagh Packaging Finance 7.375% 20173	$200	203
Ardagh Packaging Finance 11.125% 20183,8	1,166	992
Ardagh Packaging Finance 9.125% 20203	300	298
Ardagh Packaging Finance 9.25% 2020	€650	763
Packaging Dynamics Corp. 8.75% 20163	$3,430	3,447
Ball Corp. 7.125% 2016	1,270	1,387
Ball Corp. 5.75% 2021	1,850	1,947
Yara International ASA 7.875% 20193	2,675	3,287
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,178
Georgia-Pacific Corp. 5.40% 20203	2,775	3,078
Sappi Papier Holding GmbH 6.625% 2018	€1,150	1,280
Sappi Papier Holding GmbH 6.625% 20213	$2,005	1,729
Arbermarle Corp. 5.10% 2015	2,156	2,327
E.I. du Pont de Nemours and Co. 0.994% 20142	1,000	1,006
E.I. du Pont de Nemours and Co. 5.25% 2016	1,000	1,170
ICI Wilmington, Inc. 5.625% 2013	2,000	2,119
Airgas, Inc. 7.125% 2018	2,000	2,109
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,314
Graphic Packaging International, Inc. 7.875% 2018	700	749
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,527
Praxair, Inc. 4.375% 2014	200	215
Praxair, Inc. 4.625% 2015	500	552
Rockwood Specialties Group, Inc. 7.625% 2014	€500	660
Lyondell Chemical Co. 8.00% 2017	$200	219
		467,854

INFORMATION TECHNOLOGY — 0.95%
Software & services — 0.58%
First Data Corp., Term Loan B2, 3.044% 20141,2,5	4,239	3,857
First Data Corp. 9.875% 2015	4,022	3,781
First Data Corp. 9.875% 2015	224	212
First Data Corp. 10.55% 20158	4,371	4,191
First Data Corp. 11.25% 2016	41,625	34,757
First Data Corp. 7.375% 20193	900	851
First Data Corp. 8.25% 20213	10,552	9,497
First Data Corp. 12.625% 20213	22,870	20,011
First Data Corp. 8.75% 20222,3,8	17,162	14,845
International Business Machines Corp. 1.95% 2016	33,295	34,311
International Business Machines Corp. 2.00% 2016	28,500	29,267
International Business Machines Corp. 5.60% 2039	2,750	3,539
SRA International, Inc., Term Loan B, 6.50% 20181,2,5	12,974	12,282
Sterling Merger Inc. 11.00% 20193	12,080	11,838
Blackboard Inc., Term Loan B, 7.50% 20181,2,5	8,950	8,508
SunGard Data Systems Inc. 7.375% 2018	765	787
SunGard Data Systems Inc. 7.625% 2020	636	657
		193,191

Technology hardware & equipment — 0.19%
Cisco Systems, Inc. 0.794% 20142	14,000	13,998
Cisco Systems, Inc. 2.90% 2014	10,125	10,720
Cisco Systems, Inc. 4.45% 2020	10,000	11,385
Hewlett-Packard Co. 0.923% 20142	7,000	6,773
Hewlett-Packard Co. 2.625% 2014	7,000	7,068
Jabil Circuit, Inc. 8.25% 2018	5,850	6,771
Sanmina-SCI Corp. 3.296% 20142,3	2,371	2,318
Sanmina-SCI Corp. 8.125% 2016	2,564	2,660
Xerox Corp. 6.40% 2016	768	860
Xerox Corp. 6.75% 2017	360	413
EH Holding Corp. 7.625% 20213	575	607
		63,573

Semiconductors & semiconductor equipment — 0.18%
Freescale Semiconductor, Inc. 10.125% 2016	18,000	19,035
Freescale Semiconductor, Inc. 9.25% 20183	8,500	9,127
Freescale Semiconductor, Inc. 10.125% 20183	3,473	3,803
NXP BV and NXP Funding LLC 3.153% 20132	398	399
NXP BV and NXP Funding LLC 10.00% 20139	6,882	7,622
NXP BV and NXP Funding LLC 8.625% 2015	€1,600	2,143
NXP BV and NXP Funding LLC 9.50% 2015	$3,070	3,239
National Semiconductor Corp. 6.15% 2012	3,850	3,945
National Semiconductor Corp. 6.60% 2017	7,000	8,610
Advanced Micro Devices, Inc. 8.125% 2017	3,075	3,206
		61,129

Total corporate bonds & notes		$10,349,217

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 23.04%
U.S. Treasury 1.00% 2012	$112,500	112,858
U.S. Treasury 1.375% 2012	125,210	126,556
U.S. Treasury 4.875% 2012	119,545	120,228
U.S. Treasury 0.125% 2013	16,300	16,271
U.S. Treasury 0.25% 2013	8,400	8,403
U.S. Treasury 0.25% 2013	4,200	4,201
U.S. Treasury 0.375% 2013	7,500	7,520
U.S. Treasury 0.625% 2013	116,500	117,196
U.S. Treasury 0.625% 2013	24,880	25,005
U.S. Treasury 0.75% 2013	19,000	19,167
U.S. Treasury 1.125% 2013	201,205	203,885
U.S. Treasury 1.375% 2013	20,000	20,251
U.S. Treasury 1.875% 201310	30,822	32,245
U.S. Treasury 2.50% 2013	1,100	1,132
U.S. Treasury 3.375% 2013	16,275	17,049
U.S. Treasury 3.875% 2013	25,000	26,033
U.S. Treasury 0.50% 2014	79,300	79,651
U.S. Treasury 1.25% 2014	70,000	71,459
U.S. Treasury 1.875% 2014	72,310	74,795
U.S. Treasury 2.00% 201410	14,920	15,816
U.S. Treasury 1.25% 2015	15,000	15,393
U.S. Treasury 1.75% 2015	35,000	36,544
U.S. Treasury 1.875% 2015	100,540	105,400
U.S. Treasury 1.625% 201510	7,471	8,069
U.S. Treasury 2.125% 2015	83,500	88,588
U.S. Treasury 4.25% 2015	50,000	56,676
U.S. Treasury 0.125% 201610	67,429	70,391
U.S. Treasury 0.875% 2016	10,140	10,173
U.S. Treasury 0.875% 2016	1,140	1,141
U.S. Treasury 1.00% 2016	395,935	400,179
U.S. Treasury 1.00% 2016	192,725	194,876
U.S. Treasury 1.00% 2016	61,270	61,876
U.S. Treasury 1.50% 2016	37,305	38,580
U.S. Treasury 1.75% 2016	215,095	224,994
U.S. Treasury 2.00% 2016	95,000	100,352
U.S. Treasury 2.125% 2016	112,900	119,835
U.S. Treasury 2.375% 2016	150,000	160,693
U.S. Treasury 2.625% 2016	156,890	169,650
U.S. Treasury 3.00% 2016	3,560	3,923
U.S. Treasury 3.125% 2016	13,900	15,420
U.S. Treasury 4.625% 2016	25,000	29,539
U.S. Treasury 5.125% 2016	37,900	45,124
U.S. Treasury 7.50% 2016	58,000	76,536
U.S. Treasury 3.00% 2017	39,750	43,973
U.S. Treasury 4.625% 2017	50,000	59,352
U.S. Treasury 8.75% 2017	25,000	35,265
U.S. Treasury 1.375% 2018	26,950	27,052
U.S. Treasury 1.375% 2018	2,200	2,212
U.S. Treasury 1.75% 2018	2,700	2,779
U.S. Treasury 2.375% 2018	20,000	21,452
U.S. Treasury 3.50% 2018	45,785	52,219
U.S. Treasury 2.125% 201910	13,320	15,851
U.S. Treasury 8.125% 2019	25,000	37,212
U.S. Treasury 2.625% 2020	28,000	30,139
U.S. Treasury 3.50% 2020	22,000	25,304
U.S. Treasury 8.75% 2020	97,110	153,235
U.S. Treasury 0.625% 202110	82,664	88,537
U.S. Treasury 2.00% 2021	159,245	160,987
U.S. Treasury 2.125% 2021	632,645	648,632
U.S. Treasury 3.125% 2021	51,550	57,543
U.S. Treasury 3.625% 2021	2,550	2,960
U.S. Treasury 8.00% 2021	65,000	101,615
U.S. Treasury 7.125% 2023	85,000	128,613
U.S. Treasury 6.875% 2025	77,500	119,339
U.S. Treasury 6.00% 2026	69,050	99,522
U.S. Treasury 6.50% 2026	17,500	26,547
U.S. Treasury 6.75% 2026	20,225	31,235
U.S. Treasury 5.25% 2028	50,000	68,921
U.S. Treasury 6.25% 2030	5,545	8,574
U.S. Treasury 4.50% 2036	172,457	225,539
U.S. Treasury 5.00% 2037	2,600	3,656
U.S. Treasury 4.375% 2038	12,325	15,921
U.S. Treasury 3.50% 2039	45,000	50,555
U.S. Treasury 4.25% 2039	99,815	126,826
U.S. Treasury 4.375% 2039	138,000	178,932
U.S. Treasury 3.875% 2040	107,876	129,122
U.S. Treasury 4.25% 2040	12,300	15,662
U.S. Treasury 4.625% 2040	361,520	486,949
U.S. Treasury 2.125% 204110	310	421
U.S. Treasury 3.75% 2041	186,355	218,803
U.S. Treasury 4.75% 2041	79,050	108,782
Fannie Mae 0.625% 2012	83,000	83,303
Fannie Mae 0.75% 2013	99,300	100,059
Fannie Mae 2.50% 2014	7,250	7,603
Fannie Mae 3.00% 2014	9,500	10,123
Fannie Mae 5.375% 2016	10,420	12,429
Federal Home Loan Bank 1.75% 2012	69,000	69,724
Federal Home Loan Bank, Series 363, 4.50% 2012	36,500	37,886
Federal Home Loan Bank 3.625% 2013	75,000	79,361
Federal Home Loan Bank 4.125% 2020	14,525	16,653
Freddie Mac 1.75% 2012	50,000	50,377
Freddie Mac 2.125% 2012	20,000	20,289
Freddie Mac 2.50% 2014	37,000	38,719
Freddie Mac 5.00% 2014	25,000	27,819
Freddie Mac 1.75% 2015	37,350	38,641
Freddie Mac 5.50% 2016	14,580	17,468
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.457% 20122	50,000	50,148
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.567% 20122	11,020	11,046
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,265
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,111
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.875% 2012	13,500	13,718
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,878
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,243
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,668
CoBank ACB 7.875% 20183	23,615	28,113
CoBank ACB 1.146% 20222,3	30,865	23,243
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	25,000	25,473
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	9,250	9,288
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,332
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,696
Tennessee Valley Authority 5.25% 2039	13,750	17,541
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	7,500	7,580
Federal Agricultural Mortgage Corp. 5.125% 20173	5,000	5,813
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,600
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,994
US AgBank, junior subordinated 6.11% (undated)2,3	6,250	3,906
		7,672,021

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.08%
United Mexican States Government, Series M, 7.00% 2014	MXN427,500	32,182
United Mexican States Government, Series MI10, 9.50% 2014	347,500	27,895
United Mexican States Government, Series M10, 7.75% 2017	292,500	23,021
United Mexican States Government 3.50% 201710	182,535	14,242
United Mexican States Government Global 5.95% 2019	$5,170	6,170
United Mexican States Government, Series M20, 10.00% 2024	MXN518,800	47,915
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	3,262
United Mexican States Government, Series M30, 10.00% 2036	MXN 50,500	4,493
United Mexican States Government 4.00% 204010	138,539	10,422
South Korean Government, Series 1406, 3.50% 2014	KRW10,450,000	9,115
South Korean Government 4.25% 2014	29,650,000	26,352
South Korean Government 4.75% 2014	33,310,000	29,794
South Korean Government 5.00% 2014	11,870,000	10,749
South Korean Government 5.75% 2014	$21,100	22,990
South Korean Government 5.25% 2015	KRW35,090,000	32,369
South Korean Government 5.50% 2017	10,100,000	9,651
Turkey (Republic of) 10.00% 201210	TRY15,678	8,745
Turkey (Republic of) 16.00% 2012	9,555	5,087
Turkey (Republic of) 10.00% 2013	13,350	6,993
Turkey (Republic of) 16.00% 2013	21,045	11,974
Turkey (Republic of) 10.00% 2015	13,000	6,790
Turkey (Republic of) 7.50% 2017	$5,725	6,469
Turkey (Republic of) 6.75% 2018	17,250	18,910
Turkey (Republic of) 4.00% 202010	TRY15,006	8,526
Turkey (Republic of) 5.625% 2021	$8,000	8,130
Turkey (Republic of) 8.00% 2034	1,250	1,484
Turkey (Republic of) 6.75% 2040	9,300	9,626
Brazil (Federal Republic of) 6.00% 201510	BRL 8,345	4,632
Brazil (Federal Republic of) Global 12.50% 2016	30,400	19,313
Brazil (Federal Republic of) 10.00% 2017	28,515	14,683
Brazil (Federal Republic of) 6.00% 201710	70,798	39,543
Brazil (Federal Republic of) Global 8.00% 20181	$1,203	1,410
Brazil (Federal Republic of) Global 4.875% 2021	5,250	5,893
Brazil (Federal Republic of) Global 12.25% 2030	425	810
Brazil (Federal Republic of) Global 7.125% 2037	750	1,039
Polish Government, Series 0414, 5.75% 2014	PLN34,296	10,129
Polish Government 3.875% 2015	$7,805	7,979
Polish Government, Series 1017, 5.25% 2017	PLN63,195	18,128
Polish Government 6.375% 2019	$34,835	38,667
Polish Government 5.125% 2021	9,625	9,818
Polish Government 5.00% 2022	1,800	1,816
Australia Government Agency-Guaranteed, National Australia Bank 0.891% 20142,3	25,000	25,125
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	50,550	52,440
Russian Federation 7.85% 2018	RUB240,000	7,602
Russian Federation 7.85% 2018	135,000	4,276
Russian Federation 5.00% 2020	$23,900	24,716
Russian Federation 7.50% 20301	30,736	35,769
Russian Federation 7.50% 20301,3	121	141
Colombia (Republic of) Global 12.00% 2015	COP39,750,000	26,403
Colombia (Republic of) Global 7.75% 2021	7,505,000	4,648
Colombia (Republic of) Global 9.85% 2027	12,551,000	9,164
Colombia (Republic of) Global 7.375% 2037	$13,600	19,210
Malaysian Government, Series 509, 3.21% 2013	MYR96,225	30,479
Malaysian Government, Series 204, 5.094% 2014	80,665	26,643
Croatian Government 6.75% 20193	$22,450	21,359
Croatian Government 6.75% 2019	17,350	16,507
Croatian Government 6.625% 20203	8,580	8,044
Croatian Government 6.625% 2020	2,055	1,927
Croatian Government 6.375% 20213	7,995	7,308
Hungarian Government, Series 14/C, 5.50% 2014	HUF200,000	766
Hungarian Government, Series 17/B, 6.75% 2017	738,000	2,713
Hungarian Government 5.75% 2018	€6,575	7,224
Hungarian Government 6.00% 2019	13,850	15,202
Hungarian Government, Series 19/A, 6.50% 2019	HUF1,200,000	4,074
Hungarian Government 6.25% 2020	$25,090	22,706
Hungarian Government 7.625% 2041	1,430	1,273
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	34,114
Japanese Government 2.40% 2038	1,342,250	19,437
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	$7,250	7,377
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	23,005	24,082
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	20,974
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	9,000	9,018
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	35,000	35,733
France Government Agency-Guaranteed, Société Finance 2.875% 20143	33,200	33,539
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,240
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	8,250	8,306
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	33,320	34,919
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	42,220	42,645
Argentina (Republic of) 0.055% 20121,2	24,755	3,053
Argentina (Republic of) 7.00% 2015	9,345	8,547
Argentina (Republic of) 8.28% 20331,8	41,015	30,146
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	250
Argentina (Republic of) 1.18% 20381,10	11,054	506
Uruguay (Republic of) 5.00% 201810	UYU372,260	20,991
Uruguay (Republic of) 4.375% 202810	211,401	10,632
Uruguay (Republic of) 7.625% 20361	$1,250	1,741
Venezuela (Republic of) 8.50% 2014	245	229
Venezuela (Republic of) 7.65% 2025	985	616
Venezuela (Republic of) 9.25% 2027	31,745	23,095
Venezuela (Republic of) 9.25% 2028	11,160	7,784
Peru (Republic of) 8.75% 2033	8,226	12,586
Peru (Republic of) 6.55% 20371	14,200	18,105
Indonesia (Republic of) 5.875% 2020	6,800	7,735
Indonesia (Republic of) 5.875% 20203	6,200	7,053
Indonesia (Republic of) 7.75% 2038	10,500	14,280
Philippines (Republic of) 6.375% 2034	15,500	18,581
Philippines (Republic of) 6.25% 2036	PHP326,000	7,419
Europe Government Agency-Guaranteed, Dexia Credit Local 0.644% 20122,3	$25,000	24,988
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	21,750	21,889
Iraq (Republic of) 5.80% 20281	25,300	20,873
Province of Ontario, Series 1, 1.875% 2012	17,375	17,591
Israeli Government, Series 2683, 6.50% 2016	ILS59,300	17,455
Chilean Government 3.875% 2020	$3,000	3,275
Chilean Government 5.50% 2020	CLP1,790,000	3,609
Chilean Government 3.25% 2021	$9,950	10,273
Lithuania (Republic of) 6.75% 2015	9,140	9,551
Lithuania (Republic of) 6.125% 20213	7,250	7,250
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	15,000	15,075
Bermudan Government 5.603% 20203	5,110	5,733
Bermudan Government 5.603% 2020	3,940	4,420
Belgium (Kingdom of), Series 49, 4.00% 2017	€7,250	9,657
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$7,000	8,838
Latvia (Republic of) 5.25% 2021	9,495	8,790
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	9,900	8,687
Dominican Republic 9.04% 20181,3	4,481	4,929
Dominican Republic 7.50% 20211,3	3,500	3,456
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20143	8,000	8,163
South Africa (Republic of) 5.50% 2020	5,000	5,625
South Africa (Republic of) 6.25% 2041	1,855	2,166
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,321
Gabonese Republic 8.20% 2017	5,300	6,095
Panama (Republic of) Global 7.25% 2015	2,275	2,633
Panama (Republic of) Global 7.125% 2026	300	392
Panama (Republic of) Global 8.875% 2027	250	376
Panama (Republic of) Global 9.375% 2029	340	542
Panama (Republic of) Global 6.70% 20361	1,504	1,970
El Salvador (Republic of) 7.375% 2019	4,800	5,232
Banque Centrale de Tunisie 7.375% 2012	4,500	4,590
State of Qatar 3.125% 20173	3,750	3,792
State of Qatar 4.50% 20223	500	516
Sri Lanka (Republic of) 6.25% 20213	3,400	3,356
Kommunalbanken 1.00% 20143	2,924	2,895
Province of Buenos Aires 10.875% 20211,3	1,500	1,144
LCR Finance PLC 5.10% 2051	£165	340
		1,690,155

ASSET-BACKED OBLIGATIONS1 — 0.88%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20143	$12,400	12,736
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 20173	20,000	20,253
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,216
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	18,963
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	2,267	2,270
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20133	4,188	4,190
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20133	3,050	3,098
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20143	6,439	6,461
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20143	9,204	9,268
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	28,208	25,078
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,835
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,318
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	4,898	5,131
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	148	148
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	403	407
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	526	544
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,150
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	611	590
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,604	1,669
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.428% 20372	20,278	14,817
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	14,320	13,172
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	1,898	1,911
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	5,975	6,397
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,249
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, 0.454% 20192,3	12,708	10,436
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.698% 20152	10,000	9,919
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	1,536	1,568
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	788	822
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	2,587	2,752
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.728% 20332	3,357	3,205
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.454% 20372	10,613	7,891
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	9,210	6,897
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.424% 20262	473	349
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.424% 20292	7,935	5,798
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	4,900	5,114
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	4,892	4,964
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.224% 20352	6,500	4,792
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	419	429
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,836	2,995
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.028% 20332	808	704
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,629	3,474
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A-2, 0.84% 2014	1,353	1,353
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,096	2,114
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,694	1,785
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,356	1,365
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	2,500	2,509
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,478
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,384
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,977	2,048
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20393	£1,160	1,598
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.424% 20362	$1,336	986
		294,600

MUNICIPALS — 0.39%
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	24,330	27,189
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	18,730	23,237
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,410	2,993
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	17,932
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	14,905
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,970
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	14,509	13,631
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer Subsidy-
Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,772
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,227
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Revenue Bonds (Build America Bonds-
Direct Payment), Taxable Series 2010-B, 6.395% 2040	1,000	1,228
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	133
		129,217

Total bonds & notes (cost: $30,507,051,000)		31,783,622

Convertible securities — 0.03%

INFORMATION TECHNOLOGY — 0.03%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	11,802

Total convertible securities (cost: $9,923,000)		11,802

Common stocks — 0.02%	Shares

CONSUMER DISCRETIONARY — 0.02%
American Media, Inc.4,9,11	453,779	5,113

INDUSTRIALS — 0.00%
Atrium Corp.4,9,11	985	$5

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		8

Total common stocks (cost: $7,691,000)		5,126

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Hawaiian Telcom Holdco, Inc., warrants, expire 20154,11	47,929	210

Total warrants (cost: $11,276,000)		210

	Principal amount
Short-term securities — 10.94%	(000)

Fannie Mae 0.025%–0.23% due 1/9–9/5/2012	$1,072,997	1,072,752
Freddie Mac 0.04%–0.17% due 2/15–8/1/2012	927,700	927,471
Federal Home Loan Bank 0.01%–0.20% due 1/4–12/27/2012	758,700	758,497
Straight-A Funding LLC 0.10%–0.19% due 1/6–2/2/20123	170,950	170,942
Federal Farm Credit Banks 0.14%–0.18% due 4/18–12/26/2012	170,000	169,915
Jupiter Securitization Co., LLC 0.14% due 1/17/20123	94,000	93,994
U.S. Treasury Bills 0.04%–0.29% due 1/12–2/9/2012	65,500	65,500
NetJets Inc. 0.06%–0.08% due 1/3–1/11/20123	65,000	64,999
National Rural Utilities Cooperative Finance Corp. 0.11% due 1/18/2012	50,000	49,997
Coca-Cola Co. 0.15% due 2/6/20123	50,000	49,996
Medtronic Inc. 0.08% due 2/16/20123	39,500	39,493
Wal-Mart Stores, Inc. 0.05% due 1/11/20123	33,600	33,599
Pfizer Inc 0.04% due 1/12/20123	31,000	31,000
John Deere Credit Ltd. 0.06%–0.10% due 1/4–1/9/20123	29,000	29,000
Private Export Funding Corp. 0.11% due 1/19/20123	24,900	24,897
Google Inc. 0.05% due 1/20/20123	20,000	19,999
Johnson & Johnson 0.04% due 4/3/20123	19,800	19,798
PepsiCo Inc. 0.04% due 1/11/20123	18,800	18,800
IBM Corp. 0.05% due 1/30/20123	600	600

Total short-term securities (cost: $3,640,739,000)		3,641,249

Total investment securities (cost: $34,176,680,000)		35,442,009
Other assets less liabilities		(2,149,167)

Net assets		$33,292,842

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,131,380,000, which represented 12.41% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $59,790,000, which represented .18% of the net assets of the fund.
5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $314,537,000, which represented .94% of the net assets of the fund.
6Scheduled interest and/or principal payment was not received.
7Step bond; coupon rate will increase at a later date.
8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,175	$7,622	.02%
American Media, Inc.	11/17/2010	7,602	5,113	.02
Atrium Corp.	4/30/2010	89	5	.00

Total restricted securities		$13,866	$12,740	.04%

10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

ARS = Argentine pesos	£ = British pounds	MXN = Mexican pesos	TRY = Turkish liras
BRL = Brazilian reais	HUF = Hungarian forints	MYR = Malaysian ringgits	UYU = Uruguayan pesos
CLP = Chilean pesos	ILS = Israeli shekels	PHP = Philippine pesos
COP = Colombian pesos	¥ = Japanese yen	PLN = Polish zloty
€ = Euros	KRW = South Korean won	RUB = Russian rubles

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0212O-S29131

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The Bond Fund of America:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America (the “Fund”) as of December 31, 2011, and for the year then ended and have issued our report thereon dated February 9, 2012, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2011, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 9, 2012

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 29, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 29, 2012